-------------------------------------------------

[LOGO OF NATIONS FUNDS APPEARS HERE]



                                                  [PICTURE OF TREE APPEARS HERE]

                                                  Investments For A Lifetime(SM)


             Managed
             Index(SM)
             Funds


                                                        Nations
                                                        Managed Value
                                                        Index Fund

                                                        Nations
                                                        Managed Index
                                                        Fund

                                                        Nations
                                                        Managed SmallCap
                                                        Value Index Fund

                                                        Nations
                                                        Managed SmallCap
                                                        Index Fund

        Semi-Annual Report For The Period
        Ended September 30, 1998

-------------------------------------------------

This Report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

Nations Funds Distributor: Stephens Inc. Stephens Inc., which is not affiliated with NationsBank, N.A., is not a bank, and securities offered by it are not guaranteed by any bank or insured by the FDIC. Stephens Inc., member NYSE, SIPC.

Nations Funds Investment Adviser: NationsBanc Advisors, Inc.

[SEAL APPEARS HERE]

NATIONS FUNDS



DEAR SHAREHOLDER:

Thus far in 1998, equity investors have experienced a "roller-coaster" ride that has been both dramatic and ugly. Stock mutual funds of almost every stripe and color fell sharply during the third quarter. According to Lipper Analytical Services, Inc., the average diversified U.S. stock fund posted a negative 15% return during the quarter, with small company funds losing over 21%. International equity funds also experienced downturns over the last three months, with diversified international funds losing 16% on average and emerging markets funds sliding a steep 23%.*

The three months ending September 30 represented the worst quarter for U.S. stock funds since the third quarter of 1990. At that time, we were in a heated showdown with Saddam Hussein and Iraq. The obvious question on everyone's mind today is: what are the drivers causing the extreme volatility being experienced in the markets ? We think that the answer may be as simple as a shift in psychology by investors. From January 1997 through July 1998, investors were comfortable with assuming risk - almost too comfortable. Equity valuations reflected a close to perfect environment. Bond yield comparisons to U.S. Treasuries also reflected a comfort with credit risk. However, Russia's debt default in August 1998 was the last in a combination of bad news and uncertainties that changed the prevailing mind set and compelled investors to run for cover. Global anxieties were sufficient over-all to push investors in one direction: "risk avoidance."

As we look forward, several thoughts come to mind that lead us to remain optimistic: 1) interest rates have dropped to thirty-year lows and the U.S. economy is very rate sensitive; 2) inflation remains in check; 3) corporate profits, while slowing, should pick up if our economy avoids recession; 4) Japan's government is attacking its banking crisis with an approach similar to that used in the U.S. savings and loan crisis in the 1980s, and 5) the Federal Reserve Board has twice moved in the last month to lower the target on the Federal Funds rate in an effort to fend off any "credit crunch."

While the risk for recession in 1999 is growing, we believe that conditions in the U.S. will remain sound and that next year will be another year of positive economic activity. Consistent monetary policy, a solid fiscal condition, low inflation, and high employment are important ingredients for our economic picture. Investors need to remain alert and appreciate the fact that changing conditions may translate into further market volatility. On behalf of our shareholders, we will stay vigilant in our work as we pursue the Funds' objectives.


Sincerely,

/s/ A. Max Walker                        /s/ Robert H. Gordon

A. Max Walker                            Robert H. Gordon
President and Chairman of the Board      President, NationsBanc Advisors, Inc.

September 30, 1998


   Source for all statistical data:  TradeStreet Investment Associates, Inc.
*  Lipper Analytical Services, Inc. is an independent fund performance monitor.


              Past performance is no guarantee of future results.

                     [This page intentionally left blank.]

Table
Of
Contents



Financial Statements
Statements of  Net Assets                                         1
Statements of Operations                                         25
Statements of Changes in Net Assets                              26
Schedules of Capital Stock Activity                              28
Financial Highlights                                             31
Notes to Financial Statements                                    39

NATIONS FUNDS

Nations Managed Value Index Fund

--------------------------------------------------------------------------------
Statement of Net Assets                           September 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                                       Value
    Shares                                             (000)
---------------------------------------------------------------
           Common Stocks - 99.1%
           Aerospace and Defense - 2.4%
    2,800  Boeing Company ....................$           97
      250  General Dynamics Corporation.......            13
      350  Honeywell Inc......................            22
      650  Lockheed Martin Corporation........            66
      550  Northrop Grumman Corporation.......            40
      700  Raytheon Company, Class B..........            38
                                                  ----------
                                                         276
                                                  ----------

           Apparel and Textiles - 0.5%
      500  Nike Inc., Class B ................            18
      500  Russell Corporation ...............            13
      200  Springs Industries Inc ............             7
      650  V.F. Corporation ..................            24
                                                  ----------
                                                          62
                                                  ----------

           Automobile and Truck Manufacturers - 4.1%
    2,700  Chrysler Corporation ..............           129
    4,500  Ford Motor Company ................           211
    1,850  General Motors Corporation ........           101
      200  ITT Industries ....................             7
      900  PACCAR Inc ........................            37
                                                  ----------
                                                         485
                                                  ----------

           Automobile Parts Manufacturers - 0.8%
      700  Cooper Tire & Rubber ..............            13
      550  Dana Corporation ..................            21
      350  Eaton Corporation .................            22
      450  Goodyear Tire & Rubber Company ....            23
      700  Navistar International Corporation.            16
                                                  ----------
                                                          95
                                                  ----------

           Banks - 9.8%
      600  BB&T Corporation ..................            18
    1,950  Banc One Corporation ..............            83
    1,550  BankBoston Corporation ............            51
    3,150  Bank of New York Inc ..............            86
      650  Bankers Trust N.Y. Corporation ....            38
    1,300  Citicorp ..........................           121
      350  Comerica Inc ......................            19
      750  First Chicago Corporation NBD .....            51
    2,800  First Union Corporation ...........           143
      700  Fleet Financial Group Inc .........            51
      900  KeyCorp ...........................            26
      550  Mellon Bank Corporation ...........            30
      300  Mercantile Bancorporation Inc .....            15
      400  Morgan (J.P.) & Company Inc .......            34
      250  Northern Trust Corporation ........            17
    2,050  Norwest Corporation ...............            73
      600  PNC Bank Corporation ..............            27
    1,350  Regions Financial Corporation .....            49
      600  Republic New York Corporation .....            24
      350  Summit Bankcorp ...................            13
    1,050  SunTrust Banks Inc. ...............            65
      400  Wachovia Corporation ..............            34
      250  Wells Fargo .......................            89
                                                  ----------
                                                       1,157
                                                  ----------
           Beverages - 0.3%
      600  Coors (Adolph) Company, Class B ...            28
      300  Seagram Company Ltd ...............             9
                                                  ----------
                                                          37
                                                  ----------
           Cable - 0.6%
    1,650  MediaOne Group Inc.+ ..............            73
                                                  ----------

           Chemicals - Basic - 1.5%
    1,100  Air Products & Chemicals Inc. .....            33
      850  Dow Chemical Company ..............            73
      300  FMC Corporation + .................            15
      600  Goodrich (B.F.) Company ...........            20
      400  PPG Industries Inc ................            22
      250  Union Carbide Corporation .........            11
                                                  ----------
                                                         174
                                                  ----------

           Chemicals - Specialty - 0.4%
      400  Engelhard Corporation .............             7
      950  Morton International Inc.,
            Industries .......................            21
      650  Praxair Inc. ......................            21
                                                  ----------
                                                          49
                                                  ----------

           Coal, Gas and Pipeline - 0.5%
    1,800  Coastal Corporation ...............            61
                                                  ----------

           Computer Related - 3.5%
    4,800  Compaq Computer Corporation .......           152
      500  Data General Corporation + ........             5
    1,000  Electronic Data Systems Corporation            33
    3,000  Hewlett-Packard Company ...........           159
    1,050  Seagate Technology + ..............            26
      400  Silicon Graphics + ................             4
      750  Sun Microsystems Inc.+ ............            37
                                                  ----------
                                                         416
                                                  ----------

           Computer Software - 0.3%
      900  Apple Computer Inc.+ ..............            34
                                                  ----------

           Construction - 1.0%
      500  Case Corporation ..................            11
    1,150  Centex Corporation ................            40
      800  Fluor Corporation .................            33
      200  Kaufman & Broad Home Corporation ..             5
    1,250  Pulte Corporation .................            31
                                                  ----------
                                                         120
                                                  ----------
           Containers - 0.1%
      400  Crown Cork & Seal Inc .............            11
                                                  ----------

           Diversified - 1.8%
    1,400  AlliedSignal Inc ..................            50



1                     See Notes to Financial Statements.

NATIONS FUNDS

Nations Managed Value Index Fund

--------------------------------------------------------------------------------
Statement of Net Assets (continued)               September 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                                        Value
    Shares                                              (000)
--------------------------------------------------------------
           Diversified - (continued)
      900  Fortune Brands Inc. ...............$           27
      650  Loews Corporation .................            55
    1,200  RJR Nabisco Holdings Corporation ..            30
      900  Tenneco Inc .......................            30
      350  Textron Inc. ......................            21
                                                  ----------
                                                         213
                                                  ----------

           Drugs - 0.6%
    1,350  Pharmacia & Upjohn Inc. ...........            68
                                                  ----------

           Electric Power - 8.7%
      300  American Electric Power Inc .......            15
      700  Apache Corp .......................            19
      900  Baltimore Gas & Electric Company ..            29
      450  Carolina Power & Light Company ....            21
    1,550  Central & South West Corporation ..            44
    1,000  Consolidated Edison Company
           New York Inc ......................            52
    1,300  DTE Energy Company ................            59
      650  Dominion Resources Inc. ...........            30
      850  Duke Energy Corporation ...........            56
    2,000  Edison International ..............            51
      450  Entergy Corporation ...............            14
      750  FPL Group Inc. ....................            52
    1,550  FirstEnergy Corporation ...........            48
      500  GPU Inc ...........................            21
    1,750  Houston Industries Inc. ...........            54
    2,900  Niagara Mohawk Power Corporation+ .            45
      750  Northern States Power Corporation .            21
    1,100  PECO Energy Company ...............            40
    2,300  PG&E Corporation ..................            73
    1,100  PP&L Resources Inc ................            28
    1,450  PacifiCorp ........................            28
    1,650  Public Service Enterprise Group ...            65
    2,600  Southern Company ..................            77
      550  Texas Utilities Company ...........            26
    1,350  Unicom Corporation ................            50
                                                  ----------
                                                       1,018
                                                  ----------
           Electronics - 1.2%
      400  AMP Inc ...........................            14
      500  Harris Corporation ................            16
      700  LSI  Logic Corporation + ..........             9
    1,600  Motorola Inc ......................            68
      850  Rockwell International Corporation.            31
      300  Tektronix Inc. ....................             5
                                                  ----------
                                                         143
                                                  ----------

           Environmental - 0.5%
    1,250  Browning-Ferris Industries Inc ....            38
      450  Johnson Controls Inc ..............            21
                                                  ----------
                                                          59
                                                  ----------

           Exploration and Drilling - 0.3%
      400  Burlington Resources Inc. .........            15
      750  Helmerich & Payne Inc. ............            16
                                                  ----------
                                                          31
                                                  ----------

           Financial Services - 7.1%
    1,150  American General Corporation ......            73
      850  Associates First Capital
           Corporation .......................            55
    1,000  Bear Stearns Companies Inc ........            31
      350  Cincinnati Financial Corp .........            11
      900  Countrywide Credit Industries Inc .            37
    3,050  Federal National Mortgage
           Association .......................           196
    1,500  First Data Corporation ............            35
    1,200  Household International Inc .......            45
    1,000  Lehman Brothers Holdings Inc. .....            28
      500  Marsh & McLennan Companies Inc. ...            25
      850  Merrill Lynch & Company Inc. ......            40
    2,250  Morgan Stanley Dean Witter &
           Company ...........................            97
      400  Transamerica Corporation ..........            42
    3,300  Travelers Group Inc ...............           124
                                                  ----------
                                                         839
                                                  ----------

           Food Producers - 0.5%
    3,350  Archer-Daniels-Midland Company ....            56
                                                  ----------

           Food Retailers - 0.8%
      350  Albertson's Company ...............            19
      550  American Stores Company ...........            18
      750  Great Atlantic & Pacific Tea Inc ..            18
    1,450  SuperValu Inc .....................            34
                                                  ----------
                                                          89
                                                  ----------

           Furniture and Appliances - 0.4%
      200  Black & Decker Corporation ........             8
      750  Whirlpool Corporation .............            35
                                                  ----------
                                                          43
                                                  ----------

           Insurance - 5.4%
      450  Aetna Inc. ........................            31
    3,100  Allstate Corporation ..............           129
      400  Aon Corporation ...................            26
      350  Chubb Corporation .................            22
    1,000  CIGNA Corporation .................            66
    1,700  Conseco Inc .......................            52
      150  General Re Corporation ............            30
      450  Hartford Financial Services Group
           Inc. ..............................            21
      450  Jefferson-Pilot Corporation .......            27
      600  Lincoln National Corporation Ltd ..            49
      700  MBIA Inc ..........................            38
      600  MGIC Investment Corporation .......            22
      150  Progressive Corporation ...........            17
    1,100  Provident Companies Inc. ..........            37
      320  St. Paul Companies Inc. ...........            10
      450  SunAmerica Inc. ...................            27
      350  Torchmark Corporation .............            13
      300  UNUM Corporation ..................            15
                                                  ----------
                                                         632
                                                  ----------


                      See Notes to Financial Statements.                      2

NATIONS FUNDS

Nations Managed Value Index Fund

--------------------------------------------------------------------------------
Statement of Net Assets (continued)               September 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                                                      Value
    Shares                                                            (000)
--------------------------------------------------------------------------------
           Machinery and Equipment - 2.6%
    1,050  Ball Corp ......................................     $       37
    1,350  Caterpillar Inc. . .............................             60
      750  Cincinnati Milacron ............................             12
      350  Cooper Industries Inc. .........................             14
      400  Cummins Engine Inc. ............................             12
    1,150  Deere & Company ................................             35
    1,400  Ingersoll-Rand Company .........................             53
      900  McDermott International Inc. ...................             24
      150  NACCO Industries Inc., Class A .................             15
      700  Parker-Hannifin Corporation ....................             21
      900  Thermo Electron Corporation ....................             14
      500  Timken Company .................................              8
                                                                ----------
                                                                       305
                                                                ----------

           Media - 2.3%
    1,450  CBS Corporation ................................             35
      500  Clear Channel Communications + .................             24
    1,750  Time Warner Inc. ...............................            153
      950  Viacom Inc., (non-voting), Class B + ...........             55
                                                                ----------
                                                                       267
                                                                ----------

           Medical Products and Supplies - 0.4%
      400  Allergan Inc. ..................................             23
      350  Mallinckrodt Inc. ..............................              7
      400  United States Surgical Corporation .............             17
                                                                ----------
                                                                        47
                                                                ----------

           Medical Services - 1.3%
    1,300  Columbia/HCA Healthcare Corporation ............             26
      250  HCR Manor Care Inc.+ ...........................              7
    1,800  HEALTHSOUTH Corporation + ......................             19
      950  Humana Inc.+ ...................................             16
    1,750  Tenet Healthcare Corporation + .................             50
      950  United Healthcare Corporation ..................             33
                                                                ----------
                                                                       151
                                                                ----------

           Metals and Mining - 1.1%
    1,700  Alcan Aluminum Ltd. ............................             40
      400  Aluminum Company of America ....................             28
    1,600  Barrick Gold Corp. .............................             32
      550  Reynolds Metals Company ........................             28
                                                                ----------
                                                                       128
                                                                ----------
           Networking Products - 0.3%
    1,500  Novell Inc.+ ...................................             18
      750  3 Com Corporation + ............................             23
                                                                ----------
                                                                        41
                                                                ----------

           Oil - Domestic - 3.0%
      200  Amerada Hess Corporation .......................             12
    2,750  Amoco Corporation ..............................            148
    1,000  Ashland Inc. ...................................             46
      800  Atlantic Richfield Company .....................             57
      150  Columbia Energy Group ..........................              8
      100  Pennzoil Company ...............................              4
      500  Phillips Petroleum Company .....................             23
      200  Sun Company Inc. ...............................              6
    1,050  USX-Marathon Group .............................             37
      300  Unocal Corporation .............................             11
                                                                ----------
                                                                       352
                                                                ----------

           Oil - International - 10.7%
    1,900  Chevron Corporation ............................            160
    7,400  Exxon Corporation ..............................            519
    2,300  Mobil Corporation ..............................            175
    6,450  Royal Dutch Petroleum Company ADR ..............            307
    1,500  Texaco Inc. ....................................             94
                                                                ----------
                                                                     1,255
                                                                ----------

           Oil Services - 0.8%
    1,700  Baker Hughes Inc. ..............................             36
      650  Enron Corporation ..............................             34
      350  Halliburton Company ............................             10
      900  Rowan Companies Inc.+ ..........................             10
                                                                ----------
                                                                        90
                                                                ----------

           Paper and Forest Products - 1.8%
      450  Boise Cascade Corporation ......................             11
      550  Champion International Corporation .............             17
      400  Georgia-Pacific Corporation ....................             18
    1,250  International Paper Company ....................             58
      200  Louisiana-Pacific Corporation ..................              4
      700  Mead corporation ...............................             21
      750  Potlatch Corporation ...........................             26
      300  Temple-Inland Inc ..............................             14
      400  Union Camp Corporation .........................             16
      200  Westvaco Corporation ...........................              5
      450  Weyerhaeuser Company ...........................             19
                                                                ----------
                                                                       209
                                                                ----------

           Photo Equipment and Supplies - 0.5%
      800  Eastman Kodak Company ..........................             62
                                                                ----------

           Printing and Publishing - 0.6%
      450  American Greetings Corporation, Class A ........             18
      700  Donnelley  (R.R.)  & Sons ......................             25
      700  Ikon Office Solutions Inc. .....................              5
      450  Knight-Ridder Inc. .............................             20
                                                                ----------
                                                                        68
                                                                ----------

           Professional Services - 0.2%
    1,750  Cendant Corporation + ..........................             20
                                                                ----------


           Recreation - 1.7%
    1,300  Brunswick Corporation ..........................             17
    5,900  Disney (Walt) Company ..........................            149
      400  Fleetwood Enterprises Inc ......................             12
      850  Harrah's Entertainment Inc.+ ...................             11
      300  Hasbro Inc. ....................................              9
                                                                ----------
                                                                       198
                                                                ----------

3                      See Notes to Financial Statements.

NATIONS FUNDS

Nations Managed Value Index Fund

--------------------------------------------------------------------------------
Statement of Net Assets (continued)               September 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                                                      Value
    Shares                                                            (000)
--------------------------------------------------------------------------------
           Restaurants and Lodging - 1.3%
    2,550  Darden Restaurants Inc. ........................     $       41
    1,900  McDonald's Corporation .........................            113
                                                                ----------
                                                                       154
                                                                ----------

           Retail - Discount - 0.7%
    3,500  Kmart Stores Corporation+ ......................             42
      500  Rite Aid Corporation ...........................             18
    1,450  Toys R Us Inc.+ ................................             23
                                                                ----------
                                                                        83
                                                                ----------

           Retail - General - 1.7%
      400  Costco Companies Inc.+ .........................             19
    1,250  Dillards Inc. Class A ..........................             35
    1,400  Federated Department Stores Inc.+ ..............             51
      350  Longs Drug Stores Corporation ..................             14
      350  May Department Stores Company ..................             18
      600  Nordstrom Inc. .................................             15
      400  Penney (J.C.) Company Inc ......................             18
      800  Sears, Roebuck & Company .......................             35
                                                                ----------
                                                                       205
                                                                ----------

           Retail - Specialty - 0.6%
      150  Circuit City Stores Inc. .......................              5
      550  Limited Inc. ...................................             12
    1,250  Lowe's Companies Inc. ..........................             40
      150  Tandy Corporation ..............................              8
      800  Venator Group Inc.+ ............................              7
                                                                ----------
                                                                        72
                                                                ----------

           Savings and Loans - 0.9%
      700  Ahmanson (H.F.) & Company ......................             39
      450  Golden West Financial Corporation ..............             37
      800  Washington Mutual Inc. .........................             27
                                                                ----------
                                                                       103
                                                                ----------
           Semiconductors - 0.7%
      250  Advanced Micro Devices Inc.+ ...................              5
      750  Applied Materials Inc.+ ........................             19
      450  Micron Technology Inc.+ ........................             14
      950  Texas Instruments Inc. .........................             50
                                                                ----------
                                                                        88
                                                                ----------

           Steel - 0.3%
    1,500  Bethlehem Steel Corporation+ ...................             12
    1,200  USX-U.S. Steel Group ...........................             29
                                                                ----------
                                                                        41
                                                                ----------

           Telecommunications Equipment & Services - 0.1%
      600  Nextel Communications Inc.+ ....................             12
                                                                ----------
           Transportation - Airlines - 0.9%
    1,050  AMR Corporation+ ...............................             58
      500  Delta Air Lines Inc. ...........................             49
                                                                ----------
                                                                       107
                                                                ----------

           Transportation - Railroads - 1.2%
    2,700  Burlington Northern Santa Fe Inc. ..............             86
      300  CSX Corporation ................................             13
    1,200  Norfolk Southern Corporation ...................             35
      550  Union Pacific Corporation ......................              7
                                                                ----------
                                                                       141
                                                                ----------

           Trucking and Shipping - 0.7%
    1,100  FDX Corporation+ ...............................             50
    1,450  Ryder Systems Inc. .............................             36
                                                                ----------
                                                                        86
                                                                ----------

           Utilities - Natural Gas - 0.4%
      250  Consolidated Natural Gas Company ...............             14
      200  Sonat Inc ......................................              6
      850  Williams Companies Inc. ........................             24
                                                                ----------
                                                                        44
                                                                ----------

           Utilities - Telephone - 9.2%
      550  ALLTEL Corporation .............................             26
    6,050  AT&T Corporation ...............................            354
    3,400  BellSouth Corporation ..........................           2560
    5,300  MCI Worldcom Inc. ..............................            259
    1,200  Sprint Corporation .............................             86
    1,900  U.S. West Inc. .................................            100
                                                                ----------
                                                                     1,081
                                                                ----------

           Total Common Stocks (Cost $12,474) .............         11,651
                                                                ----------

           Investment Company - 0.3% (Cost $34)
   34,000  Nations Cash Reserves (a) ......................             34
                                                                ----------

           Total Investments (Cost $12,508*)............99.4%       11,685
                                                                ----------

           Other Assets and Liabilities (Net) ...........0.6%
           Receivable for Fund shares sold ................              4
           Dividends receivable ...........................             16
           Receivable from investment advisor .............             22
           Prepaid expenses and other assets ..............             54
           Payable for Fund shares redeemed ...............             (1)
           Administration fee payable .....................             (1)
           Shareholder servicing and
              distribution fees payable ...................             (3)
           Transfer agent fees payable ....................             (4)
           Custodian fees payable .........................            (11)
           Accrued expenses and other liabilities .........            (13)
                                                                ----------

           Total Other Assets and Liabilities (Net)........             63
                                                                ----------
                Net Assets.............................100.0%   $   11,748
                                                                ==========


                       See Notes to Financial Statements.                     4

NATIONS FUNDS

Nations Managed Value Index Fund

--------------------------------------------------------------------------------
Statement of Net Assets (continued)               September 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                                                  Value
                                                                  (000)
--------------------------------------------------------------------------------

           Net Asset Value, Offering and Redemption Price per
           Share
           Primary A Shares:
           ($8,940,000/904,263 shares outstanding)                $  9.88
           Investor A Shares:
           ($2,799,000/283,128 shares outstanding)                $  9.88
           Investor C Shares:
           ($9,000/901 shares outstanding)                        $  9.88




           At September 30, 1998, Net Assets Consist Of:
           Paid-in capital ................................     $  12,471
           Undistributed net investment income ............            47
           Accumulated net realized gain on
           investments sold ...............................            53
           Net unrealized depreciation of investments .....          (823)
                                                                   ------
           Net Assets .....................................     $  11,748
                                                                   ======

------------------
* Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $632,000 and gross depreciation of $1,455,000 for federal income tax purposes. At September 30, 1998, the aggregate cost of securities for federal income tax purposes was $12,508,000.

+    Non-income producing security.

(a) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by TradeStreet Investment Associates, Inc.

5                      See Notes to Financial Statements

NATIONS FUNDS

Nations Managed Index Fund

--------------------------------------------------------------------------------
  Statement of Net Assets                         September 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                                                          Value
    Shares                                                                (000)
--------------------------------------------------------------------------------

           Common Stocks - 98.1%
           Aerospace and Defense - 1.3%
   43,700  Boeing Company ............................................$   1,500
   15,000  General Dynamics Corporation ..............................      753
   13,600  Lockheed Martin Corporation ...............................    1,371
    8,500  Northrop Grumman Corporation ..............................      621
   23,600  Raytheon Company, Class B .................................    1,273
    8,400  TRW Inc. ..................................................      373
   18,900  United Technologies Corporation ...........................    1,445
                                                                       --------
                                                                          7,336
                                                                       --------

           Apparel and Textiles - 0.3%
   23,000  Fruit of the Loom Inc., Class A+ ..........................      346
    8,700  Liz Claiborne Inc. ........................................      227
    1,700  Russell Corporation .......................................       45
    6,000  Springs Industries Inc. ...................................      209
   17,800  V.F. Corporation ..........................................      661
                                                                       --------
                                                                          1,488
                                                                       --------

           Automobile and Truck Manufacturers - 2.33333333333333333333%
   68,200  Chrysler Corporation ......................................    3,265
  121,400  Ford Motor Company ........................................    5,698
   48,600  General Motors Corporation ................................    2,658
   16,800  ITT Industries ............................................      569
   18,700  PACCAR Inc. ...............................................      770
                                                                       --------
                                                                         12,960
                                                                       --------

           Automobile Parts Manufacturers - 0.4%
    1,500  Autozone, Inc.+ ...........................................       36
   20,800  Cooper Tire & Rubber ......................................      374
   17,000  Dana Corporation ..........................................      634
    4,800  Eaton Corporation .........................................      301
   11,200  Goodyear Tire & Rubber Company ............................      575
   26,600  Navistar International Corporation+ .......................      602
                                                                       --------
                                                                          2,522
                                                                       --------

           Banks - 5.6%
   45,100  Banc One Corporation ......................................    1,922
   20,400  BankBoston Corporation ....................................      673
   11,400  Bankers Trust N.Y. Corporation ............................      673
   42,000  Bank of New York Inc. .....................................    1,150
   89,000  Chase Manhattan Corporation ...............................    3,849
   32,600  Citicorp ..................................................    3,030
   15,400  Comerica Inc. .............................................      844
   16,500  Fifth Third Bancorp .......................................      949
   20,500  First Chicago Corporation NBD .............................    1,404
   64,200  First Union Corporation ...................................    3,286
   19,700  Fleet Financial Group Inc. ................................    1,447
   32,500  KeyCorp ...................................................      938
   22,000  Mellon Bank Corporation ...................................    1,211
   10,600  Mercantile Bancorporation Inc. ............................      513
   12,100  Morgan (J.P.) & Company Inc. ..............................    1,024
   22,700  National City Corporation .................................    1,497
   42,600  Norwest Corporation .......................................    1,525
   26,100  PNC Bank Corporation ......................................    1,175
      300  Regions Financial Corporation .............................       11
   12,400  Republic New York Corporation .............................      490
   12,700  Summit Bancorp ............................................      476
   14,200  SunTrust Banks Inc. .......................................      880
   33,000  U.S. Bancorp ..............................................    1,174
   14,300  Wachovia Corporation ......................................    1,219
                                                                       --------
                                                                         31,360
                                                                       --------

           Beverages - 2.6%
   33,500  Anheuser-Busch Companies Inc. .............................    1,809
  156,500  Coca-Cola Company .........................................    9,018
   32,800  Coors (Adolph) Company, Class B ...........................    1,507
   78,500  PepsiCo Inc. ..............................................    2,311
                                                                       --------
                                                                         14,645
                                                                       --------

           Bio Specialty Pharmaceuticals - 0.3%
   21,700  Amgen Inc.+ ...............................................    1,639
                                                                       --------

           Cable - 0.2%
   27,800  MediaOne Group Inc.+ ......................................    1,235
                                                                       --------

           Chemicals - Basic - 1.9%
   16,000  Air Products & Chemicals Inc. .............................      476
   15,600  Dow Chemical Company ......................................    1,333
   62,600  du Pont (E.I.) de Nemours & Company .......................    3,513
    6,000  Eastman Chemical Company ..................................      303
   27,600  FMC Corporation+ ..........................................    1,423
   26,700  Goodrich (B.F.) Company ...................................      873
   10,200  Great Lakes Chemical Corporation ..........................      397
    5,600  Mallinckrodt Inc. .........................................      114
   23,900  Monsanto Company ..........................................    1,347
   12,900  Rohm & Haas Company .......................................      359
   13,600  Union Carbide Corporation .................................      587
                                                                       --------
                                                                         10,725
                                                                       --------

           Chemicals - Specialty - 0.3%
    8,000  Avery Dennison Corporation ................................      350
   23,000  Engelhard Corporation .....................................      407
   21,200  Grace (W.R.) & Company ....................................      264
    7,600  Morton International Inc., Industries .....................      166
   11,700  Praxair Inc. ..............................................      382
                                                                       --------
                                                                          1,569
                                                                       --------

           Coal, Gas and Pipeline - 0.4%
   74,600  Coastal Corporation .......................................    2,518
                                                                       --------

           Computer Related - 5.4%
    4,200  Ceridian Corporation+ .....................................      241
   90,100  Cisco Systems Inc.+ .......................................    5,569
   87,200  Compaq Computer Corporation ...............................    2,758
   89,700  Dell Computer Corporation+ ................................    5,898
   26,300  EMC Corporation+ ..........................................    1,504
    6,300  Gateway 2000 Inc.+ ........................................      328
   53,800  Hewlett-Packard Company ...................................    2,848
   11,000  Honeywell Inc. ............................................      705


                       See Notes to Financial Statements.                      6

NATIONS FUNDS

Nations Managed Index Fund

--------------------------------------------------------------------------------
  Statement of Net Assets (continued)             September 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                                       Value
    Shares                                             (000)
--------------------------------------------------------------

           Computer Related - (continued)
   66,100  International Business Machines
              Corporation ......................... $  8,461
   17,900  Seagate Technology Inc.+ ...............      449
   28,700  Sun Microsystems Inc.+ .................    1,430
                                                    --------
                                                      30,191
                                                    --------

           Computer Services - 0.7%
    9,000  Automatic Data Processing Inc. .........      673
   40,500  Computer Associates International Inc. .    1,498
   10,400  Computer Sciences Corporation+ .........      556
   64,400  Unisys Corporation+ ....................    1,465
                                                    --------
                                                       4,192
                                                    --------

           Computer Software - 3.8%
   36,900  Apple Computer Inc.+ ...................    1,407
   11,800  Autodesk Inc. ..........................      310
  167,400  Microsoft Corporation+ .................   18,424
   42,600  Oracle Systems Corporation+ ............    1,241
                                                    --------
                                                      21,382
                                                    --------

           Construction - 0.9%
   14,200  Case Corporation .......................      309
   31,400  Centex Corporation .....................    1,083
   22,250  Crane Company ..........................      523
   12,800  Fluor Corporation ......................      526
   31,800  Kaufman & Broad Home Corporation .......      745
   23,900  Masco Corporation ......................      589
    3,300  Owens Corning ..........................      107
   40,100  Pulte Corporation ......................      985
    9,600  Sherwin-Williams Company ...............      208
                                                    --------
                                                       5,075
                                                    --------

           Consumer Products - 0.0% #
      100  Clorox Company .........................        8
                                                    --------

           Containers - 0.1%
    9,100  Crown Cork & Seal Inc. .................      243
    9,900  Owens-Illinois Inc.+ ...................      248
                                                    --------
                                                         491
                                                    --------

           Cosmetics and Toiletry - 1.5%
   10,100  Colgate-Palmolive Company ..............      692
   59,100  Gillette Company .......................    2,261
   79,900  Proctor & Gamble Company ...............    5,668
                                                    --------
                                                       8,621
                                                    --------

           Diversified - 1.4%
   21,200  Aeroquip-Vickers Inc. ..................      609
   39,100  AlliedSignal Inc. ......................    1,383
   62,900  Fortune Brands Inc. ....................    1,863
   11,300  Loews Corporation ......................      953
   12,000  Tenneco Inc. ...........................      395
   11,700  Textron Inc. ...........................      709
   39,900  Tyco International Ltd. ................    2,204
                                                    --------
                                                       8,116
                                                    --------

           Drugs - 7.6%
   72,000  American Home Products Corporation .....    3,771
   59,300  Bristol-Myers Squibb Company ...........    6,160
   62,200  Lilly (Eli) & Company ..................    4,871
   77,500  Merck & Company Inc. ...................   10,041
   87,000  Pfizer Inc. ............................    9,217
   41,200  Schering-Plough Corporation ............    4,267
   57,100  Warner-Lambert Company .................    4,311
                                                    --------
                                                      42,638
                                                    --------

           Electric Power - 5.7%
    8,700  Ameren Corporation .....................      365
   13,800  American Electric Power Inc. ...........      674
      100  Apache Corporation .....................        3
   29,400  Baltimore Gas & Electric Company .......      981
   10,300  Carolina Power & Light Company .........      475
   69,200  Central & South West Corporation .......    1,977
   23,000  Consolidated Edison Inc. ...............    1,199
   49,500  DTE Energy Company .....................    2,237
   52,500  Dominion Resources Inc. ................    2,343
   19,400  Duke Energy Corporation ................    1,284
    6,100  Eastern Enterprises ....................      257
   88,000  Edison International ...................    2,261
   16,200  Entergy Corporation ....................      498
   32,900  FPL Group Inc. .........................    2,293
   19,300  FirstEnergy Corporation ................      600
    8,700  GPU Inc ................................      370
   29,700  Houston Industries Inc. ................      924
   59,400  Niagara Mohawk Power Corporation+ ......      913
   10,000  Northern States Power Corporation ......      281
   63,600  PECO Energy Company ....................    2,325
   84,400  PG&E Corporation .......................    2,696
   11,500  PP&L Resources Inc. ....................      298
   51,900  Public Service Enterprise Group ........    2,040
   67,400  Southern Company .......................    1,984
      200  Texas Utilities Company ................        9
   67,300  Unicom Corporation .....................    2,515
                                                    --------
                                                      31,802
                                                    --------

           Electrical Equipment - 3.2%
      200  Emerson Electric Company ...............       12
  216,000  General Electric Company ...............   17,186
    9,200  Raychem Corporation ....................      224
   10,900  Thomas & Betts Corporation .............      415
                                                    --------
                                                      17,837
                                                    --------

           Electronics - 0.4%
   16,300  Applied Materials Inc.+ ................      411
    5,900  Harris Corporation .....................      188
   15,600  Motorola Inc. ..........................      666
   10,200  National Semiconductor Corporation+ ....       99
   14,700  Rockwell International Corporation .....      531
   17,000  Tektronix Inc. .........................      264
                                                    --------
                                                       2,159
                                                    --------


7                      See Notes to Financial Statements.

NATIONS FUNDS

Nations Managed Index Fund

--------------------------------------------------------------------------------
  Statement of Net Assets (continued)             September 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                                                        Value
    Shares                                                              (000)
-------------------------------------------------------------------------------

           Environmental - 0.3%
   21,000  Browning-Ferris Industries Inc. ......................... $    635
   11,200  Johnson Controls Inc. ...................................      521
    5,700  LSI Logic Corporation+ ..................................       72
   32,700  Laidlaw Inc., Class B ...................................      309
    9,300  Pioneer Hi Bred International ...........................      244
                                                                     --------
                                                                        1,781
                                                                     --------

           Exploration and Drilling - 0.0% #
    4,800  Helmerich & Payne Inc. ..................................      101
                                                                     --------

           Financial Services - 5.2%
   33,200  American Express Company ................................    2,577
   43,500  American General Corporation ............................    2,779
   25,300  Associates First Capital Corporation ....................    1,651
   32,200  Bear Stearns Companies ..................................      996
    4,500  Capital One Financial Corporation .......................      466
   20,500  Countrywide Credit Industries Inc. ......................      853
   49,400  Federal Home Loan Mortgage Corporation ..................    2,442
   72,600  Federal National Mortgage Association ...................    4,665
   24,400  First Data Corporation ..................................      573
   20,400  Lehman Brothers Holdings Inc. ...........................      576
   17,500  Marsh & McLennan Companies Inc. .........................      871
   17,700  MBNA Corporation ........................................      507
   26,700  Merrill Lynch & Company Inc. ............................    1,265
   73,800  Morgan Stanley Dean Witter & Company ....................    3,178
   11,600  SLM Holding Corporation .................................      376
    6,700  Transamerica Corporation ................................      710
   78,600  Travelers Group Inc. ....................................    2,948
    5,700  Wells Fargo & Company ...................................    2,024
                                                                     --------
                                                                       29,457
                                                                     --------

           Food Distributors - 0.1%
   14,900  Sysco Corporation .......................................      351
                                                                     --------

           Food Producers - 1.1%
   41,535  Archer-Daniels-Midland Company ..........................      696
    8,100  Campbell Soup Company ...................................      407
    5,500  General Mills Inc. ......................................      385
   16,400  Heinz (H.J.) Company ....................................      838
    7,700  Quaker Oats Company .....................................      454
   28,100  Sara Lee Corporation ....................................    1,517
   28,300  Unilever NV ADR .........................................    1,733
                                                                     --------
                                                                        6,030
                                                                     --------

           Food Retailers - 0.7%
   17,500  Albertson's Inc. ........................................      947
   17,200  American Stores Company .................................      554
    4,600  Giant Food Inc., Class A ................................      199
   12,400  Great Atlantic & Pacific Tea Inc. .......................      301
   22,100  Kroger Company+ .........................................    1,105
   37,400  SuperValu Inc. ..........................................      872
                                                                     --------
                                                                        3,978
                                                                     --------

           Furniture and Appliances - 0.5%
    3,000  Armstrong World Industries Inc. .........................      160
   12,000  Black & Decker Corporation ..............................      499
   21,200  Maytag Corporation ......................................    1,012
    6,300  Newell Company ..........................................      290
   12,800  Whirlpool Corporation ...................................      602
                                                                     --------
                                                                        2,563
                                                                     --------

           Insurance - 4.3%
   10,700  Aetna Inc. ..............................................      744
   98,700  Allstate Corporation ....................................    4,115
   72,901  American International Group Inc. .......................    5,613
   11,800  Aon Corporation .........................................      761
   34,100  CIGNA Corporation .......................................    2,255
   57,400  Conseco Inc. ............................................    1,754
    5,800  General Re Corporation ..................................    1,177
   16,900  Hartford Financial Services Group Inc. ..................      802
    8,100  Jefferson- Pilot Corporation ............................      490
   24,900  Lincoln National Corporation Ltd. .......................    2,048
    9,200  MBIA Inc. ...............................................      494
    8,400  MGIC Investment Corporation .............................      309
    5,200  Progressive Corporation .................................      586
   17,500  Provident Companies Inc. ................................      591
    6,400  Providian Corporation ...................................      543
   14,100  SunAmerica Inc. .........................................      860
   11,300  Torchmark Corporation ...................................      406
   10,300  UNUM Corporation ........................................      512
                                                                     --------
                                                                       24,060
                                                                     --------

           Machinery and Equipment - 1.9%
   19,900  Ball Corporation ........................................      701
   15,000  Briggs & Stratton Corporation ...........................      617
   31,000  Caterpillar Inc. ........................................    1,381
   17,600  Cincinnati Milacron Inc. ................................      272
   10,700  Cooper Industries Inc. ..................................      436
    7,900  Cummins Engine Inc. .....................................      235
   25,200  Deere & Company .........................................      762
   17,400  Dover Corporation .......................................      537
    4,200  Grainger (W.W.) Inc. ....................................      177
   19,400  Illinois Tool Works Inc. ................................    1,057
   49,200  Ingersoll-Rand Company ..................................    1,867
   21,000  McDermott International Inc. ............................      566
    9,800  NACCO Industries Inc., Class A ..........................      980
   15,900  Parker-Hannifin Corporation .............................      472
    8,100  Thermo Electron Corporation+ ............................      122
   17,700  Timken Company ..........................................      268
                                                                     --------
                                                                       10,450
                                                                     --------

           Media - 1.6%
   32,200  CBS Corporation .........................................      781
   10,600  Clear Channel Communications+ ...........................      504
   16,400  Comcast Corporation, Class A ............................      770
   29,600  HBO & Company ...........................................      855
   15,600  King World Productions Inc.+ ............................      408
   11,600  Omnicom Group Inc. ......................................      522
   40,000  Time Warner Inc. ........................................    3,503


                       See Notes to Financial Statements.                      8

NATIONS FUNDS

Nations Managed Index Fund

--------------------------------------------------------------------------------
  Statement of Net Assets (continued)             September 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                                                        Value
    Shares                                                              (000)
-------------------------------------------------------------------------------

           Media -(continued)
   24,900  Viacom Inc., Class B+ ...................................$   1,444
                                                                      -------
                                                                        8,787
                                                                      -------

           Medical Products and Supplies - 2.6%
   82,900  Abbott Laboratories .....................................    3,601
   30,800  Allergan Inc. ...........................................    1,798
    3,700  Bausch & Lomb Inc. ......................................      146
   12,600  Baxter International Inc. ...............................      750
   16,800  Becton, Dickinson & Company .............................      691
    8,900  Biomet Inc. .............................................      309
   14,600  Guidant Corporation .....................................    1,084
   76,900  Johnson & Johnson .......................................    6,017
    5,300  St. Jude Medical Inc.+ ..................................      122
    5,300  United States Surgical Corporation ......................      221
                                                                      -------
                                                                       14,739
                                                                      -------

           Medical Services - 0.7%
   28,500  Columbia/HCA Healthcare Corporation .....................      572
    4,900  HCR Manor Care Inc.+ ....................................      143
   31,000  HEALTHSOUTH Corporation+ ................................      327
   62,700  Humana Inc.+ ............................................    1,027
   10,000  IMS Health Inc. .........................................      619
   23,900  Tenet Healthcare Corporation+ ...........................      687
   15,600  United Healthcare Corporation ...........................      546
                                                                      -------
                                                                        3,921
                                                                      -------

           Metals and Mining - 0.5%
   18,000  Alcan Aluminum Ltd. .....................................      422
   12,000  Aluminum Company of America .............................      852
    2,100  ASARCO Inc. .............................................       40
   24,500  Barrick Gold Corporation ................................      490
    3,700  Cyprus Amax Minerals Company ............................       49
    4,200  Phelps Dodge Corporation ................................      219
   13,700  Placer Dome Inc., ADR ...................................      189
   10,200  Reynolds Metals Company .................................      518
                                                                      -------
                                                                        2,779
                                                                      -------

           Networking Equipment and Products - 0.1%
      800  Ascend Communications Inc.+ .............................       36
   24,800  Novell Inc.+ ............................................      304
                                                                      -------
                                                                          340
                                                                      -------

           Office Equipment - 0.5%
   20,500  Pitney Bowes Inc. .......................................    1,118
   22,800  Xerox Corporation .......................................    1,933
                                                                      -------
                                                                        3,051
                                                                      -------

           Oil - Domestic - 1.6%
    6,800  Amerada Hess Corporation ................................      392
   55,200  Amoco Corporation .......................................    2,974
   31,600  Ashland Oil Inc. ........................................    1,462
   13,900  Atlantic Richfield Company ..............................      986
    5,500  Columbia Energy Group ...................................      322
    3,100  Kerr-McGee Corporation ..................................      141
   10,000  Pennzoil Company ........................................      351
   18,000  Phillips Petroleum Company ..............................      818
   14,600  Sun Company Inc. ........................................      467
   30,700  USX-Marathon Group ......................................    1,088
                                                                      -------
                                                                        9,001
                                                                      -------

           Oil - International - 4.5%
   31,700  Chevron Corporation .....................................    2,665
  158,600  Exxon Corporation .......................................   11,132
   43,400  Mobil Corporation .......................................    3,296
  136,600  Royal Dutch Petroleum Company, ADR ......................    6,506
   24,700  Texaco Inc. .............................................    1,548
                                                                      -------
                                                                       25,147
                                                                      -------

           Oil Services - 0.8%
   34,100  Baker Hughes Inc. .......................................      714
   23,100  Enron Corporation .......................................    1,220
   34,400  Halliburton Company .....................................      983
   13,100  Rowan Companies Inc.+ ...................................      147
   22,300  Schlumberger Ltd. .......................................    1,122
   13,500  Sempra Energy ...........................................      352
                                                                      -------
                                                                        4,538
                                                                      -------

           Paper and Forest Products - 0.8%
    4,900  Boise Cascade Corporation ...............................      124
    9,900  Champion International Corporation ......................      310
   17,100  Fort James Corporation ..................................      561
   11,600  Georgia-Pacific Corporation .............................      529
   21,100  International Paper Company .............................      984
   41,200  Louisiana-Pacific Corporation ...........................      839
   17,900  Mead Corporation ........................................      527
    2,300  Potlatch Corporation ....................................       78
    2,700  Temple-Inland Inc. ......................................      129
    4,500  Union Camp Corporation ..................................      177
   10,000  Westvaco Corporation ....................................      240
                                                                      -------
                                                                        4,498
                                                                      -------

           Photo Equipment and Supplies - 0.5%
   39,600  Eastman Kodak Company ...................................    3,062
                                                                      -------

           Printing and Publishing - 0.9%
    9,700  American Greetings Corporation, Class A..................      384
   10,300  Donnelley (RR) & Sons ...................................      362
    6,900  Dow Jones & Company Inc. ................................      321
    5,000  Dun & Bradstreet Corporation ............................      135
   21,500  Gannett Company Inc. ....................................    1,152
    9,700  Ikon Office Solutions, Inc ..............................       70
   24,500  Knight-Ridder Inc. ......................................    1,090
    6,900  McGraw-Hill Companies Inc. ..............................      547
    4,900  Meredith Corporation ....................................      157
   22,200  New York Times Company, Class A .........................      611
    8,000  Times Mirror Company, Class A ...........................      425
      100  Tribune Company .........................................        5
                                                                      -------
                                                                        5,259
                                                                      -------

9                      See Notes to Financial Statements.

NATIONS FUNDS

Nations Managed Index Fund

--------------------------------------------------------------------------------
  Statement of Net Assets (continued)             September 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                                                       Value
    Shares                                                             (000)
----------------------------------------------------------------------------

           Professional Services - 0.3%
   53,500  Cendant Corporation+ ..................................$      622
    7,400  Deluxe Corporation ....................................       210
    8,400  Interpublic Group of Companies Inc. ...................       453
   17,700  Service Corporation International .....................       564
                                                                    --------
                                                                       1,849
                                                                    --------

           Recreation - 0.9%
   22,600  Brunswick Corporation .................................       292
  112,900  Disney (Walt) Company .................................     2,858
   30,700  Fleetwood Enterprises Inc. ............................       927
   20,400  Harrah's Entertainment Inc.+ ..........................       272
   12,000  Hasbro Inc. ...........................................       354
   13,400  Mattel Inc. ...........................................       375
                                                                    --------
                                                                       5,078
                                                                    --------

           Restaurants and Lodging - 0.9%
   97,200  Darden Restaurants Inc. ...............................     1,555
   17,000  Hilton Hotels Corporation .............................       290
   16,800  Marriot International Inc. Class A ....................       401
   41,300  McDonald's Corporation ................................     2,465
    8,400  Tricon Global Restaurants Inc.+ .......................       328
   10,700  Wendy's International Inc. ............................       237
                                                                    --------
                                                                       5,276
                                                                    --------

           Retail - Discount - 1.8%
   60,900  Kmart Stores Corporation+ .............................       727
   22,800  Rite Aid Corporation ..................................       809
   34,300  TJX Companies, Inc. ...................................       611
   20,300  Toys R Us Inc.+ .......................................       329
  138,200  Wal-Mart Stores Inc. ..................................     7,549
                                                                    --------
                                                                      10,025
                                                                    --------

           Retail - General - 1.5%
   14,300  Costco Companies Inc.+ ................................       677
   35,400  Dayton Hudson Corporation .............................     1,266
   23,800  Dillard Department Stores Inc., Class A ...............       674
   52,400  Federated Department Stores Inc.+ .....................     1,906
   12,500  Longs Drug Stores Corporation .........................       502
   15,700  May Department Stores Company .........................       809
   31,000  Nordstrom Inc. ........................................       767
   10,600  Penney (J.C.) Company Inc. ............................       476
   27,200  Sears, Roebuck & Company ..............................     1,202
                                                                    --------
                                                                       8,279
                                                                    --------

           Retail - Specialty - 1.6%
    7,100  Circuit City Stores Inc. ..............................       237
   16,800  CVS Corporation .......................................       736
   29,100  Gap Inc. ..............................................     1,535
   80,500  Home Depot Inc. .......................................     3,180
   22,400  Limited Inc. ..........................................       491
   26,200  Lowe's Companies Inc. .................................       833
    2,700  Pep Boys-Manny, Moe & Jack ............................        36
    8,400  Tandy Corporation .....................................       449
   29,100  Venator Group Inc.+ ...................................       253
   22,200  Walgreen Company ......................................       978
                                                                    --------
                                                                       8,728
                                                                    --------

           Savings and Loans - 0.5%
   19,400  Ahmanson (H.F.) & Company .............................     1,076
   10,300  Golden West Financial Corporation .....................       843
   21,300  Washington Mutual Inc. ................................       719
                                                                    --------
                                                                       2,638
                                                                    --------

           Semiconductors - 1.8%
  108,800  Intel Corporation .....................................     9,330
   17,000  Texas Instruments Inc. ................................       897
                                                                    --------
                                                                      10,227
                                                                    --------

           Steel - 0.3%
   65,700  Armco Inc.+ ...........................................       329
   69,400  Bethlehem Steel Corporation+ ..........................       573
    6,800  Nucor Corporation .....................................       276
   17,700  USX-U.S. Steel Group ..................................       423
                                                                    --------
                                                                       1,601
                                                                    --------

           Technology - 0.0% #
    1,700  EG&G Inc. .............................................        38
    2,400  General Signal Corporation ............................        81
                                                                    --------
                                                                         119
                                                                    --------

           Telecommunications - 1.7%
   23,900  AirTouch Communications Inc.+ .........................     1,362
    5,800  Andrew Corporation+ ...................................        77
   91,200  Lucent Technologies ...................................     6,299
   35,700  Northern Telecommunications Ltd. ......................     1,142
   12,700  Tellabs Inc.+ .........................................       506
                                                                    --------
                                                                       9,386
                                                                    --------

           Telecommunications Equipment - 0.0% #
    8,400  General Instrument Corporation+ .......................       182
                                                                    --------

           Tobacco - 1.1%
  132,600  Philip Morris Companies Inc. ..........................     6,108
                                                                    --------

           Transportation - Airlines - 0.9%
   25,400  AMR Corporation+ ......................................     1,408
   14,800  Delta Air Lines Inc. ..................................     1,439
   64,400  Southwest Airlines Company ............................     1,288
   16,700  US Airways Group Inc.+ ................................       845
                                                                    --------
                                                                       4,980
                                                                    --------

           Transportation - Railroads - 0.5%
   87,300  Burlington Northern Santa Fe Inc. .....................     2,794
    6,100  CSX Corporation .......................................       257
      200  Norfolk Southern Corporation ..........................         6
                                                                    --------
                                                                       3,057
                                                                    --------

           Trucking and Shipping - 0.4%
   35,600  FDX Corporation+ ......................................     1,606
   19,400  Ryder Systems Inc. ....................................       482
                                                                    --------
                                                                       2,088
                                                                    --------

                       See Notes to Financial Statements.                     10

NATIONS FUNDS


Nations Managed Index Fund

--------------------------------------------------------------------------------
  Statement of Net Assets (continued)             September 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                                                         Value
    Shares                                                               (000)
--------------------------------------------------------------------------------

           Utilities - Natural Gas - 0.2%
    6,700  Consolidated Natural Gas Company .................              365
    9,000  NICOR Inc. .......................................              373
    1,500  ONEOK Inc. .......................................               51
    6,700  Sonat Inc. .......................................              200
                                                                      --------
                                                                           989
                                                                      --------

           Utilities - Telephone - 8.1%
   19,400  ALLTEL Corporation ...............................              919
   78,100  Ameritech Corporation ............................            3,700
  153,400  AT&T Corporation .................................            8,964
  108,000  Bell Atlantic Corporation ........................            5,231
   86,900  BellSouth Corporation ............................            6,539
   69,100  GTE Corporation ..................................            3,801
  129,963  MCI Worldcom Inc. ................................            6,352
  110,900  SBC Communications Inc. ..........................            4,928
   29,400  Sprint Corporation ...............................            2,117
   23,500  Tele Communication, Class A+ .....................              919
   35,300  U.S. West Inc. ...................................            1,851
                                                                      --------
                                                                        45,321
                                                                      --------

           Waste Disposal - 0.1%
   17,300  Waste Management Inc. ............................              831
                                                                      --------

           Total Common Stocks (Cost $460,694) ......... ....          551,164
                                                                      --------

           Investment Company - 4.0%(Cost $22,577)
22,577,000 Nations Cash Reserves (a) ........................           22,577
                                                                      --------

Principal
 Amount
  (000)
----------

           U.S. Treasury Obligations - 0.1%(Cost $697)
 $700,000  US Treasury Bill Discount Note
           4.150%** 010/29/1998 .............................              697
                                                                      --------

           Total Investments
           (Cost $483,968*) .......................... 102.2%          574,438
                                                                      --------

           Other Assets and Liabilities (Net) ........ (2.2)%

           Cash..............................................                1
           Receivable from investment securities
              sold ..........................................            3,283
           Receivable for Fund shares sold ..................            2,900
           Dividends and interest receivable ................              790
           Unamortized organization costs ...................                6
           Other assets .....................................                1
           Collateral on securities loaned ..................          (18,070)
           Payable for Fund shares redeemed .................             (917)
           Investment advisory fee payable ..................             (124)
           Variation margin on future contracts
              due to broker .................................              (79)
           Administration fee payable .......................              (45)
           Shareholder servicing and
              distribution fees payable .....................              (28)
           Transfer agent fees payable ......................              (30)
           Custodian fees payable ...........................               (3)
           Accrued Trustees' fees and expenses ..............              (10)
           Accrued expenses and other liabilities ...........               (9)
                                                                      --------
           Total Other Assets
              and Liabilities (Net) .........................          (12,334)
                                                                      --------
           Net Assets ................................ 100.0%         $562,104
                                                                      ========


           Net Asset Value, Offering and Redemption Price per
           Share
           Primary A Shares:
           ($528,014,000/33,893,817 shares outstanding)               $   15.58
           Primary B Shares:
           ($3,000/190 shares outstanding)                            $   15.55
           Investor A Shares:
           ($30,058,000/1,929,207 shares outstanding)                 $   15.58
           Investor C Shares:
           ($4,029,000/258,691 shares outstanding)                    $   15.58

           At September 30, 1998, Net Assets Consist Of:
           Paid-in capital...........................................$  475,606
           Undistributed net investment income .......................      205
           Accumulated net realized loss on
              investments sold and futures contracts .................   (4,141)
           Net unrealized appreciation of investments
              and futures contracts ..................................   90,434
                                                                       --------
           Net Assets ...............................................$  562,104
                                                                       ========

--------------------
* Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $115,141,000 and gross depreciation of $24,671,000 for federal income tax purposes. At September 30, 1998, the aggregate cost of securities for federal income tax purposes was $465,898,000.

**   Rate represents annualized yield at date of purchase.

+    Non-income producing security.

#    Amount represents less than 0.1%.

(a) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by TradeStreet Investment Associates, Inc.

11                     See Notes to Financial Statements.

NATIONS  FUNDS

Nations Managed SmallCap Value Index Fund

--------------------------------------------------------------------------------
Statement of Net Assets                           September 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                                                    Value
    Shares                                                          (000)
--------------------------------------------------------------------------------
           Common Stocks - 97.8%
           Apparel and Textiles - 2.5%
      200  Authentic Fitness Corporation .................$           3
      850  Baker J. Inc. ..................................           4
      950  Brown Group Inc. ...............................          15
    1,750  Cone Mills Corporation+ ........................           9
    2,000  Delta Woodside Industries Inc. .................           8
      650  Galey & Lord Inc.+ .............................           8
    1,250  Guilford Mills Inc. ............................          19
      300  Haggar Company .................................           3
    1,750  Hartmarx Corporation+ ..........................          11
      400  K-Swiss Inc., Class A ..........................           9
      200  Osh Kosh B'Gosh, Class A .......................           4
      300  Oxford Industries Inc. .........................           9
    1,250  Phillips-Van Heusen Corporation ................          12
    1,150  Stride Rite Corporation ........................           9
                                                             ----------
                                                                    123
                                                             ----------

           Automobile Parts Manufacturers -2.6%
    1,250  Intermet Corporation ...........................          16
    1,150  Myers Industries Inc. ..........................          27
    1,450  Simpson Industries .............................          15
      650  Standard Motor Products+ .......................          16
    1,050  Standard Products Company ......................          18
      950  TBC Corporation+ ...............................           6
    1,150  Titan Wheel International Inc. .................          13
    1,150  Wynn's International Inc. ......................          20
                                                             ----------
                                                                    131
                                                             ----------

           Banks - 1.0%
      300  Cullen Frost Bankers Inc. ......................          14
      400  First Midwest Bancorp Inc. .....................          16
      300  Silicon Valley Bancshares ......................           5
      650  Susquehanna Bancshares Inc. ....................          12
                                                              ----------
                                                                     47
                                                              ----------

           Basic Industries - 0.8%
    1,150  Commercial Metals  .............................          26
    1,150  Dravo Corporation  .............................          15
                                                              ----------
                                                                     41
                                                              ----------

           Beverages - 0.8%
    1,050  Canadaiagua Brands Inc., Class A+  .............          41
                                                              ----------


           Building Materials - 1.7%
    1,050  Building Materials Holding Corporation .........          14
      850  Hughes Supply Inc. .............................          24
      300  Lone Star Industries ...........................          18
    1,050  Texas Industries Inc. ..........................          26
                                                              ----------
                                                                     82
                                                              ----------

           Chemicals - Basic - 0.3%
      400  Cambrex Corporation ............................           9
      200  Scotts Company (The), Class A+ .................           6
                                                              ----------
                                                                     15
                                                              ----------

           Chemicals - Specialty - 1.5%
    1,050  Geon Company ...................................          19
    1,300  Hauser Inc. ....................................           5
      850  McWhorter Technologies Inc.+ ...................          17
      300  OM Group Inc. ..................................           8
      200  Penford Corporation ............................           3
      950  Quaker Chemical Corporation ....................          15
      400  TETRA Technologies Inc.+ .......................           5
                                                              ----------
                                                                     72
                                                              ----------

           Commercial Services - 0.8%
      950  Insurance Auto Auctions Inc.+ ..................          12
      950  Interim Services+  .............................          28
                                                              ----------
                                                                     40
                                                              ----------

           Computer Related - 1.9%
      650  Applied Magnetics Corporation+  ................           3
    1,350  BancTec Inc.+ ..................................          19
    1,550  CustomTracks Corporation+ ......................           8
    1,750  Exabyte Corporation+ ...........................          11
      400  HADCO Corporation+ .............................          10
      300  Hutchinson Technology Inc.+ ....................           5
      320  Learning Company Inc.+ .........................           6
    1,150  Read-Rire Corporation+ .........................          12
    1,350  Standard Microsystems Corporation+ .............          10
    1,000  System Software Associates Inc.+ ...............           5
      300  Wall Data Inc.+ ................................           5
                                                              ----------
                                                                     94
                                                              ----------

           Computer Services - 1.3%
    1,150  Gerber Scientific Inc. .........................          31
    1,050  Primark Corporation+ ...........................          32
                                                              ----------
                                                                     63
                                                              ----------

           Construction - 4.4%
    2,200  D.R. Horton Inc. ...............................          35
    1,550  Insituform Technologies Inc., Class A+ .........          21
    1,050  MDC Holdings Inc. ..............................          19
    2,200  Morrison Knudsen Corporation+ ..................          24
      950  Ryland Group Inc. ..............................          23
    1,250  Standard Pacific Corporation ...................          18
      650  Stone & Webster Inc. ...........................          21
      850  TJ International Inc. ..........................          16
    1,050  Toll Brothers Inc.+ ............................          24
      650  U.S. Home Corporation+ .........................          19
                                                              ----------
                                                                    220
                                                              ----------

           Consumer Goods - Durable - 4.4%
    2,500  Fedders Corporation ............................          13
      950  Harman International Industries ................          35
    1,750  Kaman Corporation, Class A .....................          30
    2,850  La-Z Boy Inc. ..................................          56
    1,450  Oakwood Homes Corporation ......................          19
    1,450  Russ Berrie & Company Inc. .....................          28
    1,050  Smithfield Foods Inc.+ .........................          19

                       See Notes to Financial Statements.

NATIONS  FUNDS

Nations Managed SmallCap Value Index Fund

--------------------------------------------------------------------------------
Statement of Net Assets (continued)               September 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                                                         Value
    Shares                                                               (000)
--------------------------------------------------------------------------------
           Consumer Goods - Durable -(continued)
      850  Thomas Industries Inc. ........................$                 18
                                                                     ---------
                                                                           218
                                                                     ---------
           Consumer Goods - Non-Durable - 0.8%
      400  ABM Industries Inc. ............................                 12
      300  Angelica Corporation. ..........................                  5
      650  Gibson Greetings Inc.+ .........................                 13
      400  Kellwood Company ...............................                 11
                                                                     ---------
                                                                            41
                                                                     ---------

           Convenience Stores - 0.4%
    1,150  Casey's General Stores Inc. ....................                 17
                                                                     ---------

           Diversified - 1.5%
    1,550  Justin Industries Inc. .........................                 24
    1,250  Sierra Pacific Resources .......................                 49
                                                                     ---------
                                                                            73
                                                                     ---------

           Electric Power - 3.8%
      650  CILCORP Inc. ...................................                 34
    1,250  Commonwealth Energy System Companies ...........                 45
    1,350  Eastern Utilities Association ..................                 35
    1,050  TNP Enterprises Inc. ...........................                 37
      750  United Illuminating Company ....................                 39
                                                                     ---------
                                                                           190
                                                                     ---------

           Electrical Equipment - 0.5%
    1,070  Intermagnetics General Corporation+ ............                  8
    1,250  KEMET Corporation+ .............................                 14
      200  Park Electrochemical Corporation ...............                  3
                                                                     ---------
                                                                            25
                                                                     ---------

           Electronics - 3.3%
      300  Analogic Corporation ...........................                 10
      200  Benchmark Electronics Inc.+ ....................                  5
      950  CTS Corporation ................................                 28
    1,050  Checkpoint Systems Inc.+ .......................                  9
      650  Dallas Semiconductor Corporation ...............                 18
      650  Electro Scientific Industries Inc.+ ............                 10
      400  InterVoice Inc.+ ...............................                  9
      400  Itron Inc.+ ....................................                  3
      950  Kent Electronics Corporation+ ..................                 10
      850  Kulicke & Soffa Industries Inc.+ ...............                 12
      850  Methode Electronics Inc. .......................                 13
      850  Pioneer Standard Electronics ...................                  5
      200  Speedfam International Inc.+ ...................                  2
      300  Ultratech Stepper Inc.+ ........................                  5
    1,050  Unitrode Corporation+ ..........................                 11
    1,750  VLSI Technology Inc.+ ..........................                 13
                                                                     ---------
                                                                           163
                                                                     ---------

           Energy - 0.5%
      400  Barrett Resources Corporation+ .................                  8
    1,750  Dames & Moore Inc. .............................                 18
                                                                     ---------
                                                                            26
                                                                     ---------
           Environmental - 0.5%
    1,350  IMCO Recycling Inc. ............................                 19
      300  Ionics Inc.+ ...................................                  8
                                                                     ---------
                                                                            27
                                                                     ---------

           Financial Services - 5.3%
    1,850  AMRESCO Inc.+ ..................................                 14
    1,050  Astoria Financial Corporation ..................                 44
    1,250  Commercial Federal Corporation .................                 29
      200  Dain Rauscher Corporation ......................                  6
      950  E* TRADE Group Inc.+ ...........................                 18
    1,750  Enhance Financial Services Group ...............                 52
    2,200  Interface Inc. .................................                 26
      950  Keystone Financial Inc. ........................                 28
      950  Riggs National Corporation .....................                 23
    1,050  St. Paul Bancorp Inc. ..........................                 23
                                                                     ---------
                                                                           263
                                                                     ---------

           Food Producers - 0.9%
    1,150  Chiquita Brands International Inc. .............                 12
      650  Corn Products International Corporation+ .......                 16
      950  J&J Snack Foods Corporation+ ...................                 18
                                                                     ---------
                                                                            46
                                                                     ---------

           Food Retailers - 1.8%
    1,500  Earthgrains Company ............................                 47
    2,300  Fleming Companies ..............................                 28
      950  Nash Finch Corporation .........................                 14
                                                                     ---------
                                                                            89
                                                                     ---------

           Furniture and Appliances - 1.2%
      950  Bassett Furniture ..............................                 28
    1,050  Juno Lighting Inc. .............................                 24
    1,050  Rival Company ..................................                  8
                                                                     ---------
                                                                            60
                                                                     ---------

           Gas and Electric - 1.1%
      300  Central Hudson Gas & Electric ..................                 13
      750  Orange and Rockland Utilities Inc. .............                 41
                                                                     ---------
                                                                            54


           Health Care Services - 0.2%
      950  Coherent Inc.+ .................................                  9
                                                                     ---------

           Information Services - 0.2%
    1,250  Fritz Companies Inc.+ ..........................                  9
                                                                     ---------

           Insurance - 7.8%
      750  ALLIED Group Inc. ..............................                 36
    1,250  Capital Re Corporation .........................                 34
    1,050  Delphi Financial Group Inc., Class A+ ..........                 41
      100  Executive Risk Inc. ............................                  5
    1,450  Fremont General Corporation ....................                 70
    1,450  Frontier Insurance Group Inc. ..................                 19
      650  Life Re Corporation  ...........................                 60
      850  NAC Re Corporation .............................                 42

                       See Notes to Financial Statements.

NATIONS FUNDS

Nations Managed SmallCap Value Index Fund

--------------------------------------------------------------------------------
Statement of Net Assets (continued)               September 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                                                         Value
    Shares                                                               (000)
--------------------------------------------------------------------------------
           Insurance -(continued)
    1,050  Orion Capital Corporation ...............................$       37
      950  Selective Insurance Group ...............................        18
    1,050  Sierra Health Services+ .................................        21
      100  Trenwick Group Inc. .....................................         3
                                                                      --------
                                                                           386
                                                                      --------

           Iron/Steel - 0.1%
    2,200  Northwestern Steel & Wire Company+ ......................         4
                                                                      --------

           Machinery and Equipment - 1.6%
    1,050  Applied Industrial Technologies Inc. ....................        17
      340  Applied Power Inc., Class A .............................         9
      300  Astec Industries ........................................        13
      850  CPI Corporation .........................................        20
    1,050  Flow International Corporation+ .........................        10
    1,150  Paxar Corporation+ ......................................        10
                                                                      --------
                                                                            79
                                                                      --------

           Manufacturing - 1.7%
      180  Danaher Corporation .....................................         5
      950  Griffon Corporation+ ....................................         8
      650  Integrated Circuit Systems Inc.+ ........................         7
    2,500  O'Sullivan Corporation+ .................................        21
    1,400  Smith (A.O.) Corporation ................................        27
      400  Trimble Navigation Limited Designs+ .....................         4
    1,150  Vicor Corporation+ ......................................         9
                                                                      --------
                                                                            81
                                                                      --------

           Media - 0.1%
      200  Xircom Inc.+ ............................................         5
                                                                      --------

           Medical Products and Supplies - 1.6%
      950  Circon Corporation+ .....................................         9
      400  Cohesion Technologies+ ..................................         1
      400  Collagen Aesthetics Inc. ................................         3
      300  Datascope Corp.+ ........................................         7
    1,050  IDEXX Laboratories Inc.+ ................................        25
    1,300  Summit Technology Inc.+ .................................         5
    1,550  Sunrise Medical Inc.+ ...................................        16
      650  Vertex Pharmaceuticals Inc.+ ............................        15
                                                                      --------
                                                                            81
                                                                      --------

           Medical Services - 3.2%
    1,050  ADAC Laboratories Designs ...............................        25
      850  American Oncology Resources+ ............................         9
    1,550  Genesis Health Ventures+ ................................        19
    2,000  Integrated Health Services Inc. .........................        34
    1,450  Mariner Post-Acute Network Inc.+ ........................         7
      300  NCS Healthcare Inc., Class A+ ...........................         5
    2,600  PhyCor Inc.+ ............................................        13
      300  Protein Design Labs Inc.+ ...............................         7
      950  Universal Health Services Inc., Class B+ ................        40
                                                                      --------
                                                                           159
                                                                      --------
           Metals and Mining - 1.2%
    1,450  AMCOL International Corporation .........................        16
      400  Getchell Gold Corporation+ ..............................         8
    5,200  Hecla Mining Company+ ...................................        26
    1,250  Steel Technologies Inc. .................................         9
                                                                      --------
                                                                            59
                                                                      --------

           Metal Processors & Fabricates - 0.6%
      950  Amcast Industrial Corporation ...........................        14
      850  Wolverine Tube Inc.+ ....................................        18
                                                                      --------
                                                                            32
                                                                      --------

           Office Supplies - 0.3%
    1,050  Nashua Corporation. .....................................        16
                                                                      --------

           Oil and Gas - 1.3%
    1,150  Devon Energy Corporation ................................        38
    1,750  Input/Output, Inc+ ......................................        14
    1,150  Vintage Petroleum Inc. ..................................        13
                                                                      --------
                                                                            65
                                                                      --------

           Oil and Gas - Equipment and Services - 1.0%
    1,250  Pool Energy Services Company+ ...........................        11
    1,450  Seitel Inc.+ ............................................        16
      850  Wicor Inc. ..............................................        20
                                                                      --------
                                                                            47
                                                                      --------

           Oil and Gas - Exploration - 2.3%
    1,850  Energen Corporation .....................................        35
    1,050  HS Resources Inc.+ ......................................        12
      400  KCS Energy Inc. .........................................         2
      950  Plains Resources Inc.+ ..................................        16
    2,400  Santa Fe Energy Resources+ ..............................        23
      200  Snyder Oil Corporation ..................................         3
    2,600  Southwestern Energy Company .............................        22
                                                                      --------
                                                                           113
                                                                      --------

           Oil and Gas - Extraction - 1.2%
      850  New Field Exploration Company+ ..........................        19
    1,450  Oceaneering International Inc.+ .........................        21
    2,500  Pride International Inc.+ ...............................        20
                                                                      --------
                                                                            60
                                                                      --------
           Paper and Forest Products - 0.1%
      300  Schweitzer-Maudit International Inc. ....................         7
                                                                      --------


           Pharmaceuticals - 1.5%
    1,350  ALPHARMA Inc., Class A ..................................        35
      950  Regeneron Pharmaceuticals Inc.+ .........................         7
      950  Roberts Pharmaceutical Corporation+ .....................        18
      950  Syncor International Corporation+ .......................        16
                                                                      --------
                                                                            76
                                                                      --------


                       See Notes to Financial Statements.                     14

NATIONS FUNDS

Nations Managed SmallCap Value Index Fund

--------------------------------------------------------------------------------
Statement of Net Assets (continued)               September 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                                                      Value
    Shares                                                            (000)
--------------------------------------------------------------------------------
           Printing and Publishing - 1.9%
    1,850  Bowne & Co. Inc. ....................................$        31
    1,050  Thomas Nelson Publisher .............................         13
    1,550  World Color Press Inc.+ .............................         48
                                                                  ---------
                                                                         92
                                                                  ---------

           Professional Services - 1.1%
      950  Franklin Covey Company+ .............................         19
      950  Norrell Corporation .................................         14
    1,450  Offshore Logistics Inc.+ ............................         18
      300  Volt Information Sciences Inc.+ .....................          6
                                                                  ---------
                                                                         57
                                                                  ---------

           Protection and Safety Services - 0.1%
      850  Rural/Metro Corporation+ ............................          7
                                                                  ---------

           Recreation - 2.4%
    1,350  Arctic Cat Inc. .....................................         12
    2,900  Aztar Corporation+ ..................................         11
      400  Carmike Cinemas Inc., Class A+ ......................          7
    2,000  Grand Casinos Inc.+ .................................         16
      300  Global Motorsport Group Inc.+ .......................          5
    1,350  Hollywood Park Inc.+ ................................         14
    1,050  Huffy Corporation ...................................         15
      650  K2 Inc. .............................................         12
    2,200  Players International Inc.+ .........................         10
      200  Thor Industries Inc. ................................          4
    1,350  Winnebago Industries ................................         15
                                                                  ---------
                                                                        121
                                                                  ---------

           Restaurants and Lodging - 3.6%
    1,250  Applebee's International Inc. .......................         26
      850  Au Bon Pain Company, Inc+ ...........................          5
    1,350  Landry's Seafood Restaurants Inc.+ ..................          9
    1,350  Marcus Corporation ..................................         21
      900  MeriStar Hospitality Corporation+ ...................         15
      900  MeriStar Hotels & Resorts Inc.+ .....................          2
    2,300  Prime Hospitality Corporation+ ......................         16
    2,000  Ruby Tuesday Inc. ...................................         30
    2,200  Ryan's Family Steak Houses Inc.+ ....................         26
      950  Sonic Corporation+ ..................................         17
    1,500  Taco Cabana, Class A+ ...............................          9
      400  TCBY Enterprises Inc. ...............................          2
                                                                  ---------
                                                                        178
                                                                  ---------

           Retail - Discount - 0.4%
      650  Shopko Stores Inc.+ .................................         21
                                                                  ---------

           Retail - General - 0.3%
    1,050  Cash America International Inc. .....................         12
      400  Damark International Inc., Class A+ .................          3
                                                                  ---------
                                                                         15
                                                                  ---------
           Retail - Specialty - 4.6%
    1,150  AnnTaylor Stores Corporation+ .......................         23
    2,300  Bombay (The)  Company, Inc.+ ........................         12
    1,050  Cato Corporation, Class A. ..........................         12
    1,050  Discount Auto Parts Inc.+ ...........................         25
    1,150  Dress Barn Inc.+ ....................................         14
    1,250  Eagle Hardware & Garden Inc.+ .......................         27
      300  Gottschalks, Inc.+ ..................................          2
    1,550  Jan Bel Marketing, Inc.+ ............................         10
      850  Jo-Ann Stores, Inc.+ ................................         19
    1,050  Just For Feet, Inc.+ ................................         13
    1,400  Lechters Inc.+ ......................................          5
      200  Lillian Vernon Corporation ..........................          3
    1,050  Michaels Stores Inc.+ ...............................         27
    1,450  Zale Corporation+ ...................................         37
                                                                  ---------
                                                                        229
                                                                  ---------

           Savings and Loans - 0.7%
    1,450  Downey Financial Corporation ........................         35
                                                                  ---------

           Semiconductors - 0.7%
    1,800  International Rectifier Corporation+ ................          9
    1,050  Lattice Semiconductor Corporation+ ..................         26
      216  Zilog Inc.+ .........................................          2
                                                                  ---------
                                                                         37
                                                                  ---------

           Technology - 0.4%
    1,400  Digital Microwave Corporation+ ......................          4
    1,200  Komag Inc.+ .........................................          4
      300  Marshall Industries+ ................................          7
      300  Penwest Pharmaceuticals Co.+ ........................          2
    1,200  S3 Incorporated+ ....................................          3
                                                                  ---------
                                                                         20
                                                                  ---------

           Telecommunications - 0.8%
    1,150  Allen Telecom Inc.+ .................................          8
      950  California Microwave Inc.+ ..........................          8
      300  Digi International Inc.+ ............................          4
      950  Network Equipment Technologies Inc.+ ................         10
      650  Picturetel Corporation+ .............................          4
    1,150  SymmetriCom Inc.+ ...................................          6
                                                                  ---------
                                                                         40
                                                                  ---------

           Transportation - Airlines - 0.9%
      650  Air Express International Corporation ...............         10
    1,550  American Freightways Inc.+ ..........................         12
      300  Pittston BAX Group ..................................          2
      950  Skywest Inc. ........................................         18
                                                                  ---------
                                                                         42
                                                                  ---------
           Transportation - Marine - 0.6%
    1,350  Kirby Corporation+ ..................................         28
                                                                  ---------

           Transportation - Railroads - 0.8%
    1,150  Railtex Inc.+ .......................................         14
    1,350  U.S. Freightways Corporation ........................         27
                                                                  ---------
                                                                         41
                                                                  ---------


15                        See Notes to Financial Statements.

NATIONS FUNDS


Nations Managed SmallCap Value Index Fund

--------------------------------------------------------------------------------
Statement of Net Assets (continued)               September 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                                                   Value
    Shares                                                         (000)
--------------------------------------------------------------------------------
           Trucking and Shipping - 2.7%
    1,150  Arkansas Best Corporation+ .....................$          7
      650  Landstar Systems Inc.+ .........................          18
      650  M.S. Carriers Inc.+ ............................          13
    3,550  Rollins Truck Leasing Corporation ..............          40
      850  Wabash National Corporation ....................          13
    2,400  Werner Enterprises Inc. ........................          38
      300  Yellow Corporation+ ............................           4
                                                              ---------
                                                                    133
                                                              ---------

           Utilities - Natural Gas - 1.9%
      650  Atmos Energy Corporation .......................          19
    1,050  Piedmont Natural Gas Company Inc. ..............          36
    1,750  Southwest Gas Corporation ......................          36
      300  Valmont Industries Inc. ........................           4
                                                              ---------
                                                                     95
                                                              ---------

           Utilities - Water - 0.7%
      400  Philadelphia Suburban Corporation ..............          11
    1,550  United Water Resources Inc. ....................          26
                                                              ---------
                                                                     37
                                                              ---------

           Waste Management - 0.2%
      400  Superior Services Inc.+ ........................          11
                                                              ---------

           Wire and Cable Products - 1.6%
    2,400  Anixter International Inc.+ ....................          37
    1,050  Barnes Group Inc. ..............................          30
    1,050  Cable Design Technologies+ .....................          13
                                                              ---------
                                                                     80
                                                              ---------
           Total Common Stocks (Cost $5,930) ..............       4,868
                                                              ---------

           Investment Company - 1.3% (Cost $64)
   64,000  Nations Cash Reserves (a) ......................          64
                                                              ---------

          Total Investments
           (Cost $5,994*).............................99.1%       4,932
                                                              ---------

          Other Assets and Liabilities (Net) ..........0.9%
          Receivable for Fund shares sold .................           4
          Dividends receivable ............................           3
          Receivable from investment advisor ..............          25
          Other assets ....................................          49
          Payable for Fund shares redeemed ................          (8)
          Shareholder servicing and distribution
              fees payable ................................          (2)
          Transfer agent fees payable .....................          (2)
          Custodian fees payable ..........................          (9)
          Accrued expenses and other liabilities ..........         (15)
                                                              ---------
          Total Other Assets
            and Liabilities (Net) .........................          45
                                                              ---------
          Net Assets.................................100.0%      $4,977
                                                              =========

          Net Asset Value, Offering and Redemption Price per
          Share
          Primary A Shares:
          ($2,510,000/283,551 shares outstanding)                $ 8.85
          Investor A Shares:
          ($2,382,000/269,156 shares outstanding)                $ 8.85
          Investor C Shares:
          ($83,000/9,463 shares outstanding)                     $ 8.85

          At September 30, 1998, Net Assets Consist Of:
          Paid-in capital .................................$      5,795
          Distributions in excess of net
              investment income ...........................          (2)
          Accumulated net realized gain on
              investments sold ............................         246
          Net unrealized depreciation of investments ......      (1,062)
                                                              ---------
          Net Assets ......................................      $4,977
                                                              =========

-------------------------
* Federal Income Tax Information: Net unrealized depreciation on investment securities was comprised of gross appreciation of $173,000 and gross depreciation of $1,235,000 for federal income tax purposes. At September 30, 1998 the aggregate cost of securities for federal income tax purposes was $5,994,000.

+    Non-income producing security.

(a) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by TradeStreet Investment Associates, Inc.

                       See Notes to Financial Statements.

NATIONS FUNDS

Nations Managed SmallCap Index Fund

--------------------------------------------------------------------------------
  Statement of Net Assets                         September 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                                       Value
    Shares                                            ( 000 )
--------------------------------------------------------------

           Common Stocks - 97.7%
           Advertising - 0.8%
   11,500  Catalina Marketing Corporation+ ........$     541
   12,900  HA-LO Industries Inc.+ .................      377
   28,400  True North Communications ..............      630
                                                    --------
                                                       1,548
                                                    --------

           Aerospace and Defense - 0.8%
   20,700  AAR Corporation ........................      406
   32,200  BE Aerospace Inc.+ .....................      708
   17,500  Orbital Sciences Corporation+ ..........      491
                                                    --------
                                                       1,605
                                                    --------

           Agriculture - 1.0%
   15,400  DEKALB Genetics Corporation, Class B ...    1,417
   11,000  Delta & Pine Land Company ..............      484
                                                    --------
                                                       1,901
                                                    --------

           Ammunition - 0.3%
    9,800  Alliant Techsystems Inc.+ ..............      649

           Apparel and Textiles - 4.3%
   22,900  Ashworth Inc.+ .........................      155
   24,200  Authentic Fitness Corporation ..........      369
   50,200  Baker J. Inc. ..........................      226
   18,000  Brown Group Inc. .......................      277
   16,700  Cone Mills Corporation+ ................       84
   19,500  Delta Woodside Industries Inc. .........       77
   25,600  Footstar, Inc.+ ........................      581
    5,300  G & K Services Inc. ....................      248
   11,000  Galey & Lord Inc.+ .....................      131
   22,700  Guilford Mills Inc. ....................      338
    5,500  Haggar Corporation .....................       61
   37,100  Hartmarx Corporation+ ..................      243
   18,900  K-Swiss Inc., Class A ..................      439
   24,300  Linens `N Things, Class A+ .............      668
   42,800  Mohawk Industries Inc.+ ................    1,172
   21,100  Nautica Enterprises Inc.+ ..............      394
   34,400  Osh Kosh B'Gosh, Class A ...............      714
   12,600  Oxford Industries Inc. .................      387
   38,900  Phillips-Van Heusen Corporation ........      370
   18,900  Pillowtex Corporation ..................      555
    8,900  St. John Knits Inc. ....................      144
   30,800  Stride Rite Corporation ................      252
    9,000  Timberland Company, Class A+ ...........      328
                                                    --------
                                                       8,213
                                                    --------

           Automobile and Truck Manufacturers - 0.0% #
    3,400  Walbro Corporation+ ....................       27
                                                    --------

           Automobile Parts Manufacturers - 1.5%
    7,000  Breed Technologies Inc. ................       43
   18,200  Intermet Corporation ...................      231
   28,100  Myers Industries Inc. ..................      646
   29,400  Simpson Industries .....................      296
    8,400  SPX Corporation ........................      347
    9,900  Standard Motor Products ................      241
   19,100  Standard Products Company ..............      334
   34,800  TBC Corporation+ .......................      209
   18,800  Titan Wheel International Inc. .........      209
   15,900  Wynn's International Inc. ..............      297
                                                    --------
                                                       2,853
                                                    --------

           Banks - 4.4%
   10,400  BankNorth Group Inc. ...................      304
   12,400  CCB Financial Corporation ..............    1,249
    9,500  Carolina First Corporation .............      210
   12,600  Commerce Bancorp Inc. ..................      498
   13,500  Cullen Frost Bankers Inc. ..............      651
   22,200  FirstBank of Puerto Rico ...............      563
   41,400  FirstMerit Corporation .................      970
   18,900  First Midwest Bancorp Inc. .............      748
   28,500  HUBCO Inc. .............................      723
    8,700  Silicon Valley Bancshares Inc.+ ........      139
   21,400  Susquehanna Bancshares Inc. ............      404
   33,200  UST Corporation ........................      701
   24,600  United Bankshares Inc. .................      635
   11,000  U.S. Trust Corporation .................      730
                                                    --------
                                                       8,525
                                                    --------

           Basic Industries - 0.2%
   12,700  Commercial Metals ......................      292
   11,700  Shorewood Packaging Corporation+ .......      158
                                                    --------
                                                         450
                                                    --------

           Beverages - 0.6%
   23,300  Canandaigua Brands Inc. Class A+ .......      920
    4,000  Coca-Cola Bottling Company .............      240
                                                    --------
                                                       1,160
                                                    --------

           Broadcasting/Advertising - 0.0% #
    5,300  Westwood One Inc.+ .....................       95
                                                    --------


           Building Materials -- 1.8%
    7,400  Building Materials Holding
            Corporation ...........................       97
    4,500  Butler Manufacturing Company ...........      104
   28,000  Champion Enterprises Inc.+ .............      651
   15,500  Hughes Supply Inc. .....................      442
   11,000  Lone Star Industries ...................      657
   12,400  Republic Group Inc. ....................      165
    7,800  Skyline Corporation ....................      226
   19,200  Texas Industries Inc. ..................      482
   19,600  Universal Forest Products ..............      311
   15,400  Watsco Inc., Class A ...................      231
                                                    --------
                                                       3,366
                                                    --------


17                     See Notes to Financial Statements.

NATIONS FUNDS

Nations Managed SmallCap Index Fund

--------------------------------------------------------------------------------
  Statement of Net Assets (continued)             September 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                                       Value
   Shares                                             ( 000 )
--------------------------------------------------------------
           Business Services - 0.2%
    6,900  Fair, Issac and Company Inc. ..........$      230
    7,800  New England Business Service Inc. ......      241
                                                     -------
                                                         471
                                                     -------

           Chemicals - Basic - 1.0%
   18,300  Cambrex Corporation ....................      431
   18,200  Mississippi Chemical Corporation .......      221
   24,100  Scotts Company (The), Class A+ .........      738
   26,000  Tredegar Industries Inc. ...............      476
                                                     -------
                                                       1,866
                                                     -------

           Chemicals - Specialty - 1.0%
    4,500  Chemed Corporation .....................      126
    8,900  ChemFirst Inc.+ ........................      157
   20,400  Geon Company ...........................      362
   17,400  Hauser Inc. ............................       70
   16,900  Lilly Industries Inc., Class A .........      298
    9,900  McWhorter Technologies Inc.+ ...........      200
   12,700  OM Group Inc. ..........................      358
   18,500  Quaker Chemical Corporation ............      289
    1,700  TETRA Technologies Inc. ................       20
                                                     -------
                                                       1,880
                                                     -------

           Commercial Services - 1.2%
   15,900  Billing Information Concepts
            Corporation+ ..........................      223
   14,300  Central Parking Corporation ............      720
   13,700  Insurance Auto Auctions Inc.+ ..........      171
   29,600  Interim Services+ ......................      609
   16,803  NOVA Corporation+ ......................      516
                                                     -------
                                                       2,239
                                                     -------

           Computer Related - 1.8%
   24,800  American Management Systems Inc.+ ......      679
   19,900  BancTec Inc.+ ..........................      284
    9,900  BISYS Group Inc.+ ......................      437
    7,800  HADCO Corporation+ .....................      189
    9,700  Henry Jack & Associates ................      463
    8,100  Kronos Inc.+ ...........................      300
    3,280  Learning Company Inc.+ .................       65
   22,900  National Computer Systems Inc. .........      676
    2,500  Read-Rite Corporation+ .................       20
   20,800  Standard Microsystems Corporation+ .....      148
    9,200  Wall Data Inc.+ ........................      140
                                                     -------
                                                       3,401
                                                     -------

           Computer Services - 1.9%
   21,300  Acxiom Corporation+ ....................      529
   10,500  Analysts International Corporation .....      315
   30,300  Ciber Inc.+ ............................      612
   12,900  Computer Task Group Inc. ...............      378
   18,800  Filenet Corporation+ ...................      263
   24,000  Gerber Scientific Inc. .................      648
   18,000  Primark Corporation+ ...................      549
   26,600  Vanstar Corporation+ ...................      263
                                                     -------
                                                       3,557
                                                     -------

           Computer Software - 0.6%
    9,400  Avid Technology Inc.+ ..................      224
    8,175  Hyperion Solutions Corporation+ ........      177
   15,400  Macromedia Inc.+ .......................      250
    9,000  Mercury Interactive Corporation+ .......      357
   18,000  Platinum Software Corporation+ .........      185
                                                     -------
                                                       1,193
                                                     -------

           Construction - 3.3%
   12,900  Apogee Enterprises Inc. ................      158
   63,600  D.R. Horton Inc ........................    1,018
   22,500  Halter Marine Group, Inc+ ..............      256
   48,200  Insituform Technologies Inc., Class A+ .      639
   44,800  MDC Holdings Inc. ......................      826
   44,300  Morrison Knudsen Corporation+ ..........      476
   18,700  Ryland Group Inc. ......................      456
   19,600  Southern Energy Homes+ .................      137
   38,600  Standard Pacific Corporation ...........      545
    8,800  Stone & Webster Inc. ...................      279
   19,500  TJ International Inc. ..................      366
   23,700  Toll Brothers Inc.+ ....................      544
   22,000  U.S. Home Corporation+ .................      645
                                                     -------
                                                       6,345
                                                     -------

           Consumer Goods - Durable - 2.1%
   13,700  Boole & Babbage Inc.+ ..................      319
   26,600  Fedders Corporation ....................      136
   13,500  Harman International Industries Inc. ...      495
   27,900  Kaman Corporation, Class A .............      478
   56,100  La-Z Boy Inc. ..........................    1,101
   29,300  Oakwood Homes Corporation ..............      385
   22,200  Royal Appliance Manufacturing Company+ .       86
   20,000  Russ Berrie & Company Inc. .............      381
   26,600  Thomas Industries Inc. .................      570
                                                     -------
                                                       3,951
                                                     -------

           Consumer Goods - Non-Durable - 1.2%
    8,900  ABM Industries Inc. ....................      260
   17,500  ADVO Inc.+ .............................      428
   10,200  Angelica Corporation ...................      164
   15,400  Gibson Greetings Inc.+ .................      313
   16,300  Kellwood Company .......................      438
   29,600  Richfood Holdings Inc. .................      455
   28,900  Wolverine World Wide Inc. ..............      314
                                                     -------
                                                       2,372
                                                     -------

           Containers/Packaging - 0.3%
   25,500  AptarGroup Inc. ........................      580
                                                     -------


                       See Notes to Financial Statements.                     18

NATIONS FUNDS

Nations Managed SmallCap Index Fund

--------------------------------------------------------------------------------
  Statement of Net Assets (continued)             September 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                                                         Value
   Shares                                                                (000)
--------------------------------------------------------------------------------
           Convenience Stores - 0.3%
   38,300  Casey's General Stores Inc. ..............................$     575
                                                                       -------
           Cosmetics and Toiletry - 0.2%
   40,400  NBTY Inc.+ ...............................................      318
    8,900  Nature's Sunshine Products Inc. ..........................      142
                                                                       -------
                                                                           460
                                                                       -------

           Diversified - 1.2%
   18,200  Justin Industries Inc. ...................................      280
   14,600  SPS Technologies Inc.+ ...................................      680
   22,500  Sierra Pacific Resources .................................      873
    7,400  Standex International Corporation ........................      177
   21,300  Triarc Companies Inc.+ ...................................      331
                                                                       -------
                                                                         2,341
                                                                       -------

           Drugs - 1.0%
   19,600  Bindley Western Industries Inc. ..........................      647
    8,500  Immune Response Corporation+ .............................       98
   13,600  Incyte Pharmaceuticals Inc.+ .............................      289
   12,200  Medimmune Inc.+ ..........................................      790
                                                                       -------
                                                                         1,824
                                                                       -------

           Electric Power - 2.0%
   15,200  Central Vermont Public Services ..........................      164
   10,400  CILCORP Inc. .............................................      545
   13,800  Commonwealth Energy System Companies .....................      502
   34,800  Eastern Utilities Association ............................      909
   18,800  TNP Enterprises Inc. .....................................      657
   20,500  United Illuminating Company ..............................    1,071
                                                                       -------
                                                                         3,848
                                                                       -------

           Electrical Equipment - 0.5%
   19,600  C-COR Electronics Inc.+ ..................................      252
   12,536  Intermagnetics General Corporation+ ......................       88
    8,400  KEMET Corporation+ .......................................       93
    8,900  Kent Electronics Corporation+ ............................       89
   13,000  Kulicke & Soffa Industries Inc.+ .........................      177
   12,500  Park Electrochemical Corporation .........................      170
                                                                       -------
                                                                           869
                                                                       -------

           Electronics - 3.9%
    4,400  Analogic Corporation .....................................      152
   16,200  BMC Industries Inc. ......................................       97
   13,300  Bell Industries Inc.+ ....................................      159
   11,000  Benchmark Electronics Inc.+ ..............................      251
   21,700  Burr-Brown Corporation+ ..................................      369
   22,300  C-Cube Microsystems Inc.+ ................................      390
   18,200  CTS Corporation ..........................................      537
   17,000  Checkpoint Systems Inc.+ .................................      148
   16,500  Dallas Semiconductor Corporation .........................      446
    9,200  Electro Scientific Industries, Inc+ ......................      146
   40,600  Gentex Corporation+ ......................................      609
   26,700  Harmon Industries Inc. ...................................      587
   10,700  InterVoice Inc.+ .........................................      245
   19,700  Methode Electronics Inc. .................................      296
   10,300  Oak Industries Inc.+ .....................................      278
   22,000  Pioneer Standard Electronics .............................      139
   27,500  Sanmina Corporation+ .....................................      773
   15,900  Technitrol Inc. ..........................................      318
   14,600  Unitrode Corporation+ ....................................      155
   31,500  VLSI Technology Inc.+ ....................................      240
   46,500  Vitesse Semiconductor Corporation+ .......................    1,098
                                                                       -------
                                                                         7,433
                                                                       -------

           Energy - 0.5%
   15,700  Barrett Resources Corporation+ ...........................      317
   22,300  Dames & Moore Inc. .......................................      234
   29,100  Tuboscope Vetco International
              Corporation+ ..........................................      338
                                                                       -------
                                                                           889
                                                                       -------

           Environmental - 0.4%
    7,400  American States Water Company ............................      196
   13,300  Clarcor Inc ..............................................      204
    9,800  IMCO Recycling Inc. ......................................      139
    7,400  Ionics Inc.+ .............................................      196
                                                                       -------
                                                                           735
                                                                       -------

           Financial Services - 6.5%
   16,600  Americredit Corp.+ .......................................      404
   33,400  AMRESCO Inc.+ ............................................      251
   17,500  Astoria Financial Corporation ............................      737
   15,700  CMAC Investment Corporation ..............................      682
   15,600  Centura Banks Inc. .......................................      981
   38,800  Commercial Federal Corporation ...........................      914
    9,400  Dain Rauscher Corp. ......................................      296
   28,100  Eaton Vance Corporation (non-voting) .....................      648
   27,000  Enhance Financial Services Group .........................      798
    9,900  Gallagher (Arthur J.) & Company ..........................      408
    6,400  JSB Financial Inc. .......................................      328
   34,000  Keystone Financial Inc. ..................................    1,007
   36,400  Legg Mason Inc. ..........................................      958
   22,000  Mutual Risk Management ...................................      778
   38,700  Raymond James Financial Inc. .............................      813
   22,900  Riggs National Corporation ...............................      561
   11,400  SEI Investment Company ...................................      792
   25,300  St. Paul Bancorp Inc. ....................................      552
   12,300  Whitney Holding Corporation ..............................      513
                                                                       -------
                                                                        12,422
                                                                       -------

           Food Producers - 1.2%
   44,800  Chiquita Brands International Inc. .......................      473
   18,200  Corn Products International Inc.+ ........................      460
   28,000  J&J Snack Foods Corporation+ .............................      518
   25,900  Ralcorp Holdings Inc.+ ...................................      363
   28,700  Smithfield Foods Inc.+ ...................................      508
                                                                       -------
                                                                         2,322
                                                                       -------


19                     See Notes to Financial Statements.

NATIONS FUNDS

Nations Managed SmallCap Index Fund

--------------------------------------------------------------------------------
  Statement of Net Assets (continued)             September 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                                       Value
    Shares                                             (000)
--------------------------------------------------------------
           Food Retailers - 1.4%
   43,500  Earthgrains Company ....................$   1,346
   30,600  Fleming Companies ......................      375
   20,000  Nash Finch Corporation .................      294
   16,300  Whole Foods Market Inc.+ ...............      687
                                                     -------
                                                       2,702
                                                     -------

           Furniture and Appliances - 1.0%
    8,700  Bassett Furniture ......................      254
   18,700  Ethan Allen Interiors Inc. .............      678
   35,000  Interface Inc. .........................      420
   21,500  Juno Lighting Inc. .....................      481
                                                     -------
                                                       1,833
                                                     -------

           Gas and Electric - 0.6%
   13,100  Central Hudson Gas & Electric ..........      549
   12,600  Orange and Rockland Utilities Inc. .....      691
                                                     -------
                                                       1,240
                                                     -------

           Health Care Management - 0.3%
   17,800  Orthodontic Centers of America+ ........      297
    7,500  Pediatrix Medical Group Inc.+ ..........      337
                                                     -------
                                                         634
                                                     -------

           Health Care Services - 0.6%
    8,300  Access Health Inc.+ ....................      306
   13,000  Ballard Medical Products ...............      261
   15,600  Coherent Inc.+ .........................      146
   27,000  Coventry Health Care Inc.+ .............      179
    9,500  Envoy Corporation+ .....................      208
                                                     -------
                                                       1,100
                                                     -------

           Information Services - 0.1%
   21,300  Fritz Companies Inc.+ ..................      145
                                                     -------

           Insurance - 5.8%
   13,600  ALLIED Group Inc. ......................      654
   22,800  American Bankers Insurance Group Inc. ..      969
   22,100  Capital Re Corporation .................      605
    2,100  CompDent Corporation+ ..................       29
   16,000  Delphi Financial Group Inc.+ ...........      630
    6,600  Executive Risk Inc .....................      297
   28,400  Fidelity National Financial Inc. .......      960
   50,700  First American Financial Corporation ...    1,622
   26,100  Fremont General Corporation ............    1,253
   23,300  Frontier Insurance Group Inc. ..........      309
    7,400  Hilb, Rogal and Hamilton Company .......      140
   14,200  Life Re Corporation ....................    1,306
   13,700  NAC Re Corp ............................      675
   22,100  Orion Capital Corporation ..............      789
   21,600  Selective Insurance Group ..............      413
   17,200  Sierra Health Services+ ................      339
    7,100  Trenwick Group Inc. ....................      207
                                                     -------
                                                      11,197
                                                     -------

           Iron/Steel - 0.1%
   16,900  Birmingham Steel Corporation ...........      134
   20,100  Northwestern Steel & Wire Company+ .....       40
                                                     -------
                                                         174
                                                     -------

           Machinery and Equipment - 2.8%
   17,100  Applied Industrial Technologies Inc. ...      278
   32,550  Applied Power Inc., Class A ............      889
   25,400  Astec Industries+ ......................    1,083
   17,900  Baldor Electric Company ................      392
   21,300  Blount International Corporation,
              Class A .............................      506
   15,800  CPI Corporation ........................      374
   20,000  Flow International Corporation+ ........      185
   17,500  Global Industrial Technologies Inc.+ ...      123
   12,700  Kuhlman Corporation ....................      412
    4,100  Lindsay Manufacturing Company ..........       61
   12,100  Manitowoc Inc. .........................      365
   21,200  Paxar Corporation+ .....................      188
   12,700  Regal Beloit ...........................      283
   10,900  Robbins & Meyers Inc. ..................      231
                                                     -------
                                                       5,370
                                                     -------

           Manufacturing - 1.1%
   15,800  Belden Inc. ............................      212
   11,100  Cognex Corporation+ ....................      129
   19,300  Dixie Group Inc. .......................      125
   16,900  Griffon Corporation+ ...................      148
    8,800  Innovex Inc. ...........................      107
   14,400  Integrated Circuit Systems Inc.+ .......      144
   28,200  JLG Industries Inc. ....................      449
   16,900  O'Sullivan Corporation+ ................      144
    6,900  Roper Industries Inc. ..................      120
    9,200  Scott Technologies Inc., Class A+ ......      102
   24,650  Smith (A.O.) Corporation ...............      484
                                                     -------
                                                       2,164
                                                     -------

           Media - 0.2%
   14,800  Xircom  Inc.+ ..........................      363
                                                     -------

           Medical Products and Supplies - 2.3%
   25,300  Cephalon Inc.+ .........................      185
    9,600  Circon Corporation+ ....................       94
    6,000  Collagen Corporation ...................       51
   17,000  Cooper Companies Inc. (The)+ ...........      300
    1,400  Datascope Corporation+ .................       31
   21,200  IDEXX Laboratories Inc.+ ...............      506
    9,400  Liposome Company Inc.+ .................       53
   11,000  Marquette Medical Systems Inc.+ ........      478
   17,000  Owens & Minor Inc. (New) ...............      198
   18,800  Patterson Dental Company+ ..............      696
   25,600  ReSound Corporation+ ...................      109
   10,100  Respironics Inc.+ ......................      114
   34,700  Safeskin Corporation+ ..................    1,095
   14,600  Sola International Inc.+ ...............      262
    8,500  SpaceLabs Medical Inc.+ ................      132


                       See Notes to Financial Statements.                     20

NATIONS FUNDS

Nations Managed SmallCap Index Fund

--------------------------------------------------------------------------------
  Statement of Net Assets (continued)             September 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                                       Value
    Shares                                             (000)
--------------------------------------------------------------
           Medical Products and Supplies - (continued)
    7,400  Sunrise Medical Inc.+ ..................$      74
    6,800  Vital Signs Inc. .......................      113
                                                     -------
                                                       4,491
                                                     -------

           Medical Services - 2.8%
   17,100  ADAC Laboratories Designs ..............      410
   11,000  American Oncology Resources+ ...........      111
   17,600  Cerner Corporation+ ....................      472
    5,300  Curative Health Services Inc.+ .........      162
    8,900  Express Scripts Inc., Class A+ .........      732
   26,700  Genesis Health Ventures+ ...............      327
   37,200  Integrated Health Services Inc. ........      625
   14,400  Invacare Corporation ...................      338
   14,200  Magellan Health Services Inc.+ .........      154
   52,300  Mariner Post-Acute Network Inc.+ .......      268
   53,200  PhyCor Inc.+ ...........................      266
   12,100  Protein Design Labs Inc.+ ..............      290
   15,500  Renal Care Group Inc.+ .................      397
   21,300  Universal Health Services Inc.,
           Class B+ ...............................      889
                                                     -------
                                                       5,441
                                                     -------

           Metals and Mining - 0.7%
   29,900  AMCOL International Corporation ........      340
    7,400  Castle (A.M.) & Company ................      111
   30,900  Hecla Mining Company+ ..................      156
   26,900  Steel Technologies Inc. ................      195
    9,700  Stillwater Mining Company+ .............      306
   16,500  WHX Corporation+ .......................      212
                                                     -------
                                                       1,320
                                                     -------

           Metal Processors & Fabricates - 0.7%
   10,700  Amcast Industrial Corporation ..........      157
   25,200  Mueller Industries Inc.+ ...............      641
   12,100  Quanex Corporation .....................      240
   11,000  Wolverine Tube Inc.+ ...................      232
                                                     -------
                                                       1,270
                                                     -------

           Networking Products - 0.2%
   24,800  Xylan Corporation + ....................      329
                                                     -------

           Office Supplies - 0.3%
    8,800  Brady Corporation, Class A .............      183
   16,200  Harland (John H.) Company ..............      220
   10,700  Nashua Corporation .....................      158
                                                     -------
                                                         561
                                                     -------

           Oil and Gas - 1.0%
   15,900  Cabot Oil & Gas Corporation ............      242
    8,400  Cross Timbers Oil Company ..............      127
   22,500  Devon Energy Corporation ...............      741
   37,800  Input/Output, Inc+ .....................      300
    4,600  St. Mary Land & Exploration ............      110
   38,100  Vintage Petroleum Inc. .................      438
                                                     -------
                                                       1,958
                                                     -------

           Oil and Gas - Equipment and Services - 1.0%
   22,300  Daniel Industries Inc. .................      305
   22,300  Graco Inc. .............................      518
    9,800  New Jersey Resources Corporation .......      349
   23,800  Pool Energy Services Company+ ..........      217
   13,000  Seitel Inc.+ ...........................      141
   19,600  Wicor Inc. .............................      468
                                                     -------
                                                       1,998
                                                     -------

           Oil and Gas - Exploration - 1.3%
   29,300  Energen Corporation ....................      557
   17,500  HS Resources Inc.+ .....................      200
   17,500  Northwest Natural Gas Company ..........      484
   15,800  Plains Resources Inc.+ .................      267
    6,500  Pogo Producing Company .................       97
   50,900  Santa Fe Energy Resources Inc.+ ........      480
   15,200  Snyder Oil Corporation .................      242
   20,000  Southwestern Energy Company ............      170
                                                     -------
                                                       2,497
                                                     -------

           Oil and Gas - Extraction - 0.5%
   22,000  New Field Exploration Company+ .........      495
   19,700  Oceaneering International Inc.+ ........      281
   33,500  Pride International Inc.+ ..............      268
                                                     -------
                                                       1,044
                                                     -------

           Paper and Forest Products - 0.3%
    8,700  Buckeye Technologies Inc.+ .............      157
    8,400  Caraustar Industries Inc. ..............      191
   15,900  Pope & Talbot Inc. .....................      155
    6,400  Schweitzer-Maudit International Inc ....      139
                                                     -------
                                                         642
                                                     -------

           Pharmaceuticals - 1.0%
   16,600  ALPHARMA Inc., Class A .................      436
   10,300  Cor Therapeutics Inc.+ .................       80
   15,200  Pharmaceutical Marketing Services+ .....      137
   23,700  Regeneron Pharmaceuticals Inc.+ ........      182
   23,500  Roberts Pharmaceutical Corporation+ ....      449
   30,200  SEQUUS Pharmaceuticals Inc.+ ...........      292
   25,800  Syncor International Corporation+ ......      427
                                                     -------
                                                       2,003
                                                     -------

           Printing and Publishing - 1.8%
   41,000  Bowne & Co. Inc. .......................      694
    4,000  Consolidated Graphics Inc.+ ............      152
   22,700  Merrill Corporation ....................      356
   21,200  Thomas Nelson Publisher ................      270
   27,500  Valassis Communications Inc.+ ..........    1,100
   29,800  World Color Press Inc.+ ................      924
                                                     -------
                                                       3,496
                                                     -------

           Producer Goods - 0.4%
    6,800  Dionex Corporation+ ....................      158
    8,900  Lydall Inc.+ ...........................       91


21                     See Notes to Financial Statements.

NATIONS FUNDS

Nations Managed SmallCap Index Fund

--------------------------------------------------------------------------------
Statement of Net Assets (continued)               September 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                                       Value
   Shares                                              (000)
-------------------------------------------------------------
           Producer Goods -(continued)
   13,500  Zebra Technologies Corporation,
              Class A+ ............................$     452
                                                     -------
                                                         701
                                                     -------

           Professional Services - 1.4%
   52,400  Brightpoint Inc.+ ......................      403
   12,100  CDI Corporation+ .......................      275
   23,500  Franklin Covey Company+ ................      460
    6,000  NFO Worldwide Inc.+ ....................       60
   20,800  National Data Corporation ..............      642
   22,100  Norrell Corporation ....................      332
   26,600  Offshore Logistics Inc.+ ...............      336
    8,900  Volt Information Sciences Inc.+ ........      177
                                                     -------
                                                       2,685
                                                     -------

           Protection and Safety Services - 0.1%
   15,300  Rural/Metro Corporation+ ...............      122
                                                     -------

           Recreation - 1.8%
   18,200  Arctic Cat Inc. ........................      163
   48,567  Aztar Corporation+ .....................      188
    8,600  Carmike Cinemas Inc., Class A+ .........      158
    3,400  GC Companies+ ..........................      131
    2,900  Global Motorsport Group Inc.+ ..........       44
   60,600  Grand Casinos Inc.+ ....................      481
   34,700  Hollywood Park Inc.+ ...................      360
   32,500  Huffy Corporation ......................      459
    9,400  K2 Inc. ................................      166
   25,300  Midway Games Inc.+ .....................      296
   41,000  Players International Inc.+ ............      195
   13,100  Polaris Industries Inc. ................      406
   16,900  Thor Industries Inc. ...................      359
   13,000  Winnebago Industries ...................      146
                                                     -------
                                                       3,552
                                                     -------

           Restaurants and Lodging - 3.0%
   24,900  Applebee's International Inc. ..........      520
   14,300  CEC Entertainment Inc.+ ................      290
   25,600  CKE Restaurants Inc. ...................      762
   12,100  Cheesecake Factory (The)+ ..............      188
   12,600  Consolidated Products Inc.+ ............      221
   47,600  Foodmaker Inc.+ ........................      747
    8,400  IHOP Corporation+ ......................      310
   24,500  Landry's Seafood Restaurants Inc.+ .....      165
   13,500  Luby's Cafeterias Inc. .................      218
   22,100  Marcus Corporation .....................      343
   33,600  Prime Hospitality Corporation+ .........      235
   53,600  Ruby Tuesday Inc. ......................      811
   41,700  Ryan's Family Steak Houses Inc.+ .......      498
   16,300  Sonic Corporation+ .....................      285
   29,800  TCBY Enterprises Inc. ..................      182
    7,700  Taco Cabana, Class A+ ..................       47
                                                     -------
                                                       5,822
                                                     -------

           Retail - Discount - 0.3%
    3,300  Filene's Basement Corporation+ .........        6
   19,300  Shopko Stores Inc. .....................      627
                                                     -------
                                                         633
                                                     -------

           Retail - General - 0.5%
   20,800  Cash America International Inc. ........      231
   12,000  Damark International Inc., Class A+ ....       87
   12,900  Hancock Fabrics Inc. ...................      124
    8,700  MicroAge Inc.+ .........................       96
   14,600  Regis Corporation ......................      460
                                                     -------
                                                         998
                                                     -------

           Retail - Specialty - 3.9%
   27,500  AnnTaylor Stores Corporation+ ..........      559
    6,400  Bombay (The) Company Inc.+ .............       34
   48,500  Cato Corporation, Class A ..............      564
   12,900  Discount Auto Parts Inc.+ ..............      310
   28,600  Dress Barn Inc.+ .......................      347
   25,500  Eagle Hardware & Garden Inc.+ ..........      553
   13,400  Goody's Family Clothing Inc.+ ..........      161
    8,100  Gottschalks Inc.+ ......................       59
    8,300  Gymboree Corporation+ ..................       62
   23,300  Jan Bel Marketing Inc.+ ................      151
   21,000  Jo-Ann Stores Inc., Class A+ ...........      467
   18,300  Just For Feet Inc.+ ....................      233
    6,400  Lechters Inc.+ .........................       22
   12,700  Lillian Vernon Corporation .............      172
   18,300  Men's Warehouse Inc. The,+ .............      316
   26,200  Michaels Stores Inc.+ ..................      668
   12,700  O'Reilly Automotive+ ...................      460
   57,200  Pier 1 Imports Inc. ....................      429
   22,000  Sports Authority, Inc (The)+ ...........      168
   24,800  Stein Mart Inc+ ........................      198
    7,100  Toro Company ...........................      147
   36,100  Williams-Sonoma Inc.+ ..................      769
   26,800  Zale Corporation+ ......................      687
                                                     -------
                                                       7,536
                                                     -------

           Savings and Loans - 0.3%
   24,800  Downey Financial Corporation ...........      591
                                                     -------

           Semiconductors - 0.7%
    2,400  Etec Systems Inc.+ .....................       63
   30,200  International Rectifier Corporation+ ...      155
    9,400  Lattice Semiconductor Corporation+ .....      233
   17,000  Novellus Systems Inc.+ .................      446
   13,000  Photronics Inc.+ .......................      166
   11,500  Plexus Corporation+ ....................      223
                                                     -------
                                                       1,286
                                                     -------

           Technology - 1.2%
   28,400  Digital Microwave Corporation+ .........       87
   14,900  Macdermid Inc. .........................      451


                      See Notes to Financial Statements.                     22

NATIONS FUNDS

Nations Managed SmallCap Index Fund

--------------------------------------------------------------------------------
Statement of Net Assets (continued)               September 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                                       Value
   Shares                                              (000)
--------------------------------------------------------------
           Technology - (continued)
    9,900  Marshall Industries+ ...................$     218
   21,300  Progress Software Inc.+ ................      551
   14,000  Telxon Corporation .....................      285
    6,300  TheraTech Inc.+ ........................       57
    9,900  VISX Inc.+ .............................      663
                                                     -------
                                                       2,312
                                                     -------

           Telecommunications - 1.1%
   13,700  Allen Telecom Inc.+ ....................       92
   33,400  Aspect Telecommunications+ .............      802
   15,300  California Microwave, Inc+ .............      126
    7,800  Dialogic Corporations+ .................      217
   19,600  Digi International Inc.+ ...............      240
   19,000  Inter-Tel Inc. .........................      246
   18,300  Network Equipment Technologies Inc.+ ...      183
   14,400  Picturetel Corporation+ ................       93
    1,000  TCSI Corporation+ ......................        3
   11,100  Tel-Save Holdings Inc.+ ................      124
                                                     -------
                                                       2,126
                                                     -------

           Tobacco - 0.2%
   33,600  DiMon Inc. .............................      355
                                                     -------

           Transportation - Airlines - 1.6%
   18,700  Air Express International Corporation ..      299
   33,800  American Freightways Inc.+ .............      254
   45,100  Comair Holdings Inc. ...................    1,297
   14,400  Expeditors International of
              Washington Inc. .....................      400
   12,700  Mesa Air Group Inc.+ ...................       64
   13,500  Pittston BAX Group .....................      100
   37,700  Skywest Inc. ...........................      721
                                                     -------
                                                       3,135
                                                     -------

           Transportation - Marine - 0.2%
   20,800  Kirby Corporation+ .....................      437
                                                     -------

           Transportation - Railroads - 0.3%
   13,000  Railtex Inc.+ ..........................      153
   20,800  U.S. Freightways Corporation ...........      413
                                                     -------
                                                         566
                                                     -------

           Trucking and Shipping - 1.6%
   34,700  Arkansas Best Corporation+ .............      200
   16,900  Heartland Express Inc.+ ................      279
   14,700  Landstar System Inc.+ ..................      414
   18,200  M.S. Carriers Inc.+ ....................      362
   56,400  Rollins Truck Leasing Corporation ......      631
   20,600  Wabash National Corporation ............      304
   34,400  Werner Enterprises Inc. ................      542
   24,700  Yellow Corporation+ ....................      333
                                                     -------
                                                       3,065
                                                     -------

           Utilities - Natural Gas - 1.4%
   22,700  Atmos Energy Corporation ...............      648
    6,700  Cascade Natural Gas Corporation ........      111
    7,800  Connecticut Energy Corporation .........      211
   21,700  Piedmont Natural Gas Company Inc. ......      735
   12,700  Public Service Company of
              North Carolina Inc. .................      294
   28,300  Southwest Gas Corporation ..............      578
   15,900  Valmont Industries Inc. ................      195
                                                     -------
                                                       2,772
                                                     -------

           Utilities - Water - 0.6%
    7,400  Aquarion Company .......................      249
   19,600  Philadelphia Suburban Corporation ......      526
   20,000  United Water Resources Inc. ............      340
                                                     -------
                                                       1,115
                                                     -------

           Waste Management - 0.2%
   13,100  Superior Services Inc.+ ................      369
                                                     -------

           Wire and Cable Products - 0.9%
   45,200  Anixter International Inc.+ ............      703
   22,800  Barnes Group Inc. ......................      647
   25,000  Cable Design Techonlogies+ .............      319
                                                     -------
                                                       1,669
                                                     -------

           Wireless Equipment - 0.1%
   24,800  P-Com Inc.+ ............................       97
                                                     -------

           Total Common Stocks (Cost $217,131) ....  187,881
                                                     -------

           Investment Company - 6.4%  (Cost $12,282)
12,282,000 Nations Cash Reserves (a). .............   12,282
                                                     -------
           Total Investments (Cost $229,413) 104.1%  200,163
                                                     -------

           Other Assets and Liabilities (Net).(4.1)%
           Cash ...................................        1
           Receivable for Fund shares sold ........    1,590
           Dividends receivable ...................      134
           Unamortized organization costs .........        6
           Collateral on securities loaned ........   (8,949)
           Payable for Fund shares redeemed .......     (450)
           Investment advisory fee payable ........      (19)
           Administration fee payable .............      (15)
           Shareholder servicing and
              distribution fees payable ...........       (8)
           Transfer agent fees payable ............      (20)
           Custodian fees payable .................      (23)
           Accrued Trustees' fees and expenses ....       (3)
           Accrued expenses and other liabilities .      (83)
                                                     -------
           Total Other Assets
                          and Liabilities (Net) ...   (7,839)
                                                     -------
           Net Assets .................... 100.0%  $ 192,324
                                                     =======


23                     See Notes to Financial Statements.

NATIONS FUNDS

Nations Managed SmallCap Index Fund
--------------------------------------------------------------------------------
Statement of Net Assets (continued)               September 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                                             Value
                                                             (000)
--------------------------------------------------------------------
           Net Asset Value, Offering and Redemption Price per
           Share
           Primary A Shares:
           ($182,202,000/17,113,779 shares outstanding)   $   10.65
           Primary B Shares:
           ($154,000/14,518 shares outstanding)           $   10.64
           Investor A Shares:
           ($9,147,000/860,024 shares outstanding)        $   10.64
           Investor C Shares:
           ($821,000/77,192 shares outstanding)           $   10.64

           At September 30, 1998, Net Assets Consist Of:
           Paid-in capital ...............................$ 224,236
           Undistributed net investment income ...........       86
           Accumulated net realized gain on
           investments sold ..............................   (2,748)
           Net unrealized depreciation of investments ....  (29,250)
                                                           --------
           Net Assets ....................................$ 192,324
                                                           ========

-----------------
* Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $11,197,000 and gross depreciation of $40,447,000 for federal income tax purposes. At September 30, 1998, the aggregate cost of securities for federal income tax purposes was $229,413,000.

+    Non-income producing security.

#    Amount represents less than 0.1%.

(a) Money market mutual fund registered under the InvestmentCompany Act of 1940, as amended, and sub-advised by TradeStreet Investment Associates, Inc.

Comprehensive Abbreviation listing for all September 30, 1998 Nations Managed Index Funds:

ABBREVIATIONS:
ADR  American Depository Receipt.



                       See Notes to Financial Statements.                     24

NATIONS FUNDS

--------------------------------------------------------------------------------
Statements of Operations                                            (unaudited)
--------------------------------------------------------------------------------

For the Six Months Ended September 30, 1998

                                                                                                          Managed
                                                                         Managed                          SmallCap          Managed
                                                                         Value           Managed           Value            SmallCap
                                                                         Index            Index            Index             Index
                                                                        ------------------------------------------------------------
(In thousands)
Investment Income
Dividends ......................................................        $    113         $  4,224         $     25         $    903
Interest .......................................................               8              360                4              158
Securities lending .............................................              --                3               --               31
                                                                        --------         --------         --------         --------
   Total  investment income ....................................             121            4,587               29            1,092
                                                                        --------         --------         --------         --------

Expenses:
Investment advisory fee ........................................              29            1,377               23              491
Administration fee .............................................               6              275                2               98
Transfer agent fees ............................................               6              117                3               43
Custodian fees .................................................              20               48               19               54
Legal and audit fees ...........................................               7               20                7               12
Registration and filing fees ...................................              39              100               42               70
Trustees' fees and expenses ....................................              --                6               --                2
Amortization of organization costs .............................              --                1               --                1
Interest expense ...............................................              --               --                1                5
Other ..........................................................               2               46                1               14
                                                                        --------         --------         --------         --------
   Subtotal ....................................................             109            1,990               98              790

 Shareholder servicing and distribution fees
   Primary B Shares ............................................              --               --               --               --
   Investor A Shares ...........................................               4               35                3               14
   Investor C Shares ...........................................              --               20               --                4
Fees waived and expenses reimbursed by investment advisor and/or
distributor ....................................................             (80)            (617)             (85)            (296)
                                                                        --------         --------         --------         --------
     Total expenses ............................................              33            1,428               16              512
                                                                        --------         --------         --------         --------
Fees reduced by credits allowed by the custodian ...............              --               (1)              --               (1)
                                                                        --------         --------         --------         --------
     Net expenses ..............................................              33            1,427               16              511
                                                                        --------         --------         --------         --------
Net Investment Income ..........................................              88            3,160               13              581
                                                                        --------         --------         --------         --------
Net Realized and Unrealized Gain/
(Loss) On Investments:

Net realized gain/ (loss) from:
   Security transactions .......................................              54           (1,964)             251           (1,480)
   Futures contracts ...........................................              --           (1,005)              --               --
                                                                        --------         --------         --------         --------
   Net realized gain/ (loss) on investments ....................              54           (2,969)             251           (1,480)
                                                                        --------         --------         --------         --------

Change in unrealized appreciation/ (depreciation) of:
   Securities ..................................................          (1,818)         (49,754)          (1,542)         (54,385)
   Futures contracts ...........................................              --              (40)              --               --
                                                                        --------         --------         --------         --------
   Net change in unrealized appreciation/ (depreciation) .......          (1,818)         (49,794)          (1,542)         (54,385)
                                                                        --------         --------         --------         --------
   Net realized and unrealized loss on investments .............          (1,764)         (52,763)          (1,291)         (55,865)
                                                                        --------         --------         --------         --------
Net Decrease In Net Assets
Resulting From Operations: .....................................        $ (1,676)        $(49,603)        $ (1,278)        $(55,284)
                                                                        ========         ========         ========         ========



25                     See Notes to Financial Statements.

NATIONS  FUNDS

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                              Managed        Managed
                                                                               Value          Value        Managed         Managed
                                                                               Index          Index         Index           Index
                                                                             ----------     ---------     ----------      ---------
                                                                             Six Months                   Six Months
                                                                               Ended          Year           Ended          Year
                                                                              9/30/98         Ended         9/30/98         Ended
                                                                            (unaudited)     3/31/98(a)    (unaudited)      3/31/98
                                                                            -----------     ----------    -----------     ---------
(In thousands)
Net investment income ..................................................     $      88      $      38      $   3,160      $   2,004
Net realized gain/ (loss) on investments ...............................            54             (1)        (2,969)         2,300
Net change in unrealized appreciation / (depreciation) of investments ..        (1,818)           995        (49,794)        64,010
                                                                             ---------      ---------      ---------      ---------
Net increase / (decrease) in net assets resulting from operations ......        (1,676)         1,032        (49,603)        68,314
Distributions to shareholders from net investment income:
   Primary A Shares ....................................................           (33)           (29)        (2,843)        (1,917)
   Primary B Shares ....................................................            --             --             --             --
   Investor A Shares ...................................................            (9)            (8)          (117)          (117)
   Investor C Shares ...................................................            --             --            (12)           (14)
 Distributions to shareholders from net realized gain on investments:
   Primary A Shares ....................................................            --             --         (3,205)          (603)
   Primary B Shares ....................................................            --             --             --             --
   Investor A Shares ...................................................            --             --           (221)           (48)
   Investor C Shares ...................................................            --             --            (38)           (18)
Net increase in net assets from Fund share transactions ................         3,762          8,709        213,906        293,292
                                                                             ---------      ---------      ---------      ---------
Net increase in net assets .............................................         2,044          9,704        157,867        358,889
                                                                             ---------      ---------      ---------      ---------

Net Assets:
Beginning of period ....................................................         9,704             --        404,237         45,348
                                                                             ---------      ---------      ---------      ---------
End of period ..........................................................     $   1,748      $   9,704      $ 562,104      $ 404,237
                                                                             =========      =========      =========      =========

Undistributed net investment income at end of period ...................     $      47      $       1      $     205      $      17
                                                                             =========      =========      =========      =========

--------------
(a) Managed Value Index commenced operations on November 24, 1997.



                      See Notes to Financial Statements.                      26

NATIONS  FUNDS


--------------------------------------------------------------------------------
Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

                                                                                Managed     Managed
                                                                                SmallCap    SmallCap        Managed       Managed
                                                                                 Value       Value          SmallCap      SmallCap
                                                                                 Index       Index           Index         Index
                                                                                -------     -------         --------      -------
                                                                               Six Months                  Six Months
                                                                                 Ended       Year            Ended         Year
                                                                                9/30/98      Ended          9/30/98        Ended
                                                                              (unaudited)  3/31/98(a)     (unaudited)     3/31/98
                                                                              ----------------------------------------------------
(In thousands)
Net investment income ........................................................ $      13   $       8      $     581      $     412
Net realized gain/(loss) on investments ......................................       251          29         (1,480)         2,071
Net change in unrealized appreciation / (depreciation) of investments ........    (1,542)        480        (54,385)        27,093
                                                                               ---------   ---------      ---------      ---------
Net increase / (decrease) in net assets resulting from operations ............    (1,278)        517        (55,284)        29,576
Distributions to shareholders from net investment income:
   Primary A Shares ..........................................................        (9)         (5)          (495)          (392)
   Primary B Shares ..........................................................        --          --             --             --
   Investor A Shares .........................................................        (7)         (2)           (11)           (21)
   Investor C Shares .........................................................        --          --             --             --
 Distributions to shareholders from net realized gain on investments:
   Primary A Shares ..........................................................       (14)         --         (1,102)        (2,070)
   Primary B Shares ..........................................................        --          --             (2)            (5)
   Investor A Shares .........................................................       (20)         --           (139)          (227)
   Investor C Shares .........................................................        --          --            (11)            (4)
Net increase in net assets from Fund share transactions ......................     2,323       3,471        132,479         48,742
                                                                               ---------   ---------      ---------      ---------
Net increase in net assets ...................................................       996       3,981         75,435         75,599
                                                                               ---------   ---------      ---------      ---------

Net Assets:
   Beginning of period .......................................................     3,981          --        116,889         41,290
                                                                               ---------   ---------      ---------      ---------
   End of period ............................................................. $   4,977   $   3,981      $ 192,324      $ 116,889
                                                                               =========   =========      =========      =========

Undistributed net investment income/(distributions in excess of net investment
    income) at end of period ................................................. $      (2)  $       1      $      86      $      11
                                                                               =========   =========      =========      =========

-----------------------
(a) Managed SmallCap Value Index commenced operations on November 24, 1997.


27                    See Notes to Financial Statements.

NATIONS FUNDS
--------------------------------------------------------------------------------
Schedules of Capital Stock Activity
--------------------------------------------------------------------------------

                                                           Managed Value Index                            Managed Index
                                                 Six Months Ended                            Six Months Ended
                                                September 30, 1998       Period Ended       September 30, 1998     Period Ended
                                                   (unaudited)         March 31, 1998 (a)       (unaudited)      March 31, 1998 (b)
                                                ------------------     ------------------  -------------------   ------------------
                                                 Shares   Dollars       Shares   Dollars     Shares   Dollars    Shares    Dollars
                                                ------------------------------------------------------------------------------------
(In thousands)
Primary A Shares:
 Sold .........................................     313  $   3,498         863  $   8,875    13,061 $ 223,655    11,838  $ 183,806
 Issued in exchange for assets of Common Equity
   Index/ Enhanced Market Fund ................      --         --          --         --                         9,700    137,455
 Issued as reinvestment of dividends ..........       3         29           3         28       183     2,727        82      1,156
 Redeemed .....................................     (59)      (587)       (218)    (2,247)   (1,205)  (20,267)   (3,316)   (50,451)
                                                -------  ---------     -------  ---------   ------- ---------   -------  ---------
 Net increase .................................     257      2,940         648  $   6,656    12,039 $ 206,115    18,304  $ 271,966
                                                =======  =========     =======  =========   ======= =========   =======  =========
Primary B Shares:
 Sold .........................................      --  $      --          --  $      --        -- $      --        (c) $      3
 Issued as reinvestment of dividends ..........      --         --          --         --        --        --        --        --
 Redeemed .....................................      --         --          --         --        --        --        --        --
                                                -------  ---------     -------  ---------   ------- ---------   -------  ---------
 Net Increase .................................      --  $      --          --  $      --        -- $      --        (c) $      3
                                                =======  =========     =======  =========   ======= =========   =======  =========
Investor A Shares:
 Sold .........................................      98  $   1,084         438  $   4,411       971 $  16,415     1,473  $  21,672
 Issued as reinvestment of dividends ..........       1          9           1          8        18       305        10        145
 Redeemed .....................................     (25)      (277)       (229)    (2,370)     (545)   (9,071)     (254)    (3,882)
                                                -------  ---------     -------  ---------   ------- ---------   -------  ---------
 Net Increase .................................      74  $     816         210  $   2,049       444 $   7,649     1,229  $  17,935
                                                =======  =========     =======  =========   ======= =========   =======  =========
Investor C Shares:
 Sold .........................................      (c) $       6          (c) $       4       139 $   2,348       299  $   4,214
 Issued as reinvestment of dividends ..........      --         --          --         --         3        49         2         32
 Redeemed .....................................      --         --          --         --      (133)   (2,255)      (58)      (858)
                                                -------  ---------     -------  ---------   ------- ---------   -------  ---------
 Net Increase .................................      (c) $       6          (c) $       4         9 $     142       243  $   3,388
                                                =======  =========     =======  =========   ======= =========   =======  =========
 Total net increase ...........................     331  $   3,762         858  $   8,709    12,492 $ 213,906    19,776  $ 293,292
                                                =======  =========     =======  =========   ======= =========   =======  =========

---------------
(a) Managed Value Index commenced operations on November 24, 1997.
(b) Managed Index Primary B Shares commenced operations on September 4, 1997.
(c) Less than 500 shares.

                      See Notes to Financial Statements.                     28

NATIONS FUNDS

--------------------------------------------------------------------------------
  Schedules of Capital Stock Activity (continued)
--------------------------------------------------------------------------------

                                                       Managed SmallCap Value Index                 Managed SmallCap Index
                                                   Six Months Ended                         Six Months Ended
                                                  September 30, 1998      Period Ended      September 30, 1998       Year Ended
                                                      (unaudited)      March 31, 1998 (a)      (unaudited)         March 31, 1998
                                                   -----------------   ------------------   -------------------   -----------------
                                                   Shares    Dollars   Shares    Dollars    Shares      Dollars   Shares    Dollars
                                                 -----------------------------------------------------------------------------------
(In thousands)
Primary A Shares:
 Sold ...........................................     214     $2,260      284    $ 2,883    13,385    $ 179,748    7,842    $95,131
 Issued as reinvestment of dividends ............       2         16       (c)         5        20          251       73        918
 Redeemed .......................................    (116)     (1208)    (101)    (1,075)   (3,558)     (46,236)  (4,806)   (59,103)
                                                   ------     ------   ------    -------    ------    ---------   ------    -------
 Net increase ...................................     100     $1,068      183    $ 1,813     9,847    $ 133,763    3,109    $36,946
                                                   ======     ======   ======    =======    ======    =========   ======    =======

Primary B Shares:
 Sold ...........................................    --       $ --       --      $  --           6    $      82       17    $   197
 Issued as reinvestment of dividends ............    --         --       --         --          --           --       --          1
 Redeemed .......................................    --         --       --         --          (3)         (41)     (15)       189)
                                                   ------     ------   ------    -------    ------    ---------   ------    -------
 Net increase ...................................    --       $ --       --      $  --           3    $      41       2     $     9
                                                   ======     ======   ======    =======    ======    =========   ======    =======

Investor A Shares:
 Sold ...........................................     127     $1,381      387    $ 3,912       487    $   6,113    1,260    $15,372
 Issued as reinvestment of dividends ............       2         24       (c)         2         1           11       19        243
 Redeemed .......................................     (22)      (243)    (225)    (2,270)     (606)      (8,016)    (336)    (4,256)
                                                   ------     ------   ------    -------    ------    ---------   ------    -------
 Net Increase ...................................     107     $1,162      162    $ 1,644      (118)   $  (1,892)     943    $11,359
                                                   ======     ======   ======    =======    ======    =========   ======    =======

Investor C Shares:
 Sold ...........................................      10     $  114        1    $    15        67    $     911       39    $   474
 Issued as reinvestment of dividends ............    --         --         (c)        (b)     --           --        326          4
 Redeemed .......................................      (2)       (21)      (c)        (1)      (27)        (344)      (4)       (50)
                                                   ------     ------   ------    -------    ------    ---------   ------    -------
 Net Increase ...................................       8     $   93        1    $    14        40    $     567      361    $   428
                                                   ======     ======   ======    =======    ======    =========   ======    =======

 Total net increase in shares and net
   assets from Capital Stock Activity ..............  215     $2,323      346    $ 3,471     9,772    $ 132,479    4,415    $48,742
                                                   ======     ======   ======    =======    ======    =========   ======    =======

---------------------
(a) Managed SmallCap Value Index commenced operations on November 24, 1997.
(b) Less than $500.
(c) Less than 500 shares.


29
                      See Notes to Financial Statements.

                     [This page intentionally left blank.]

NATIONS FUNDS

--------------------------------------------------------------------------------
 Financial Highlights
--------------------------------------------------------------------------------

For a Share outstanding throughout each period.

                                                                      Net Realized      Net Increase/
                                           Net Asset                     and            (Decrease) in      Dividends     Total
                                             Value          Net        Unrealized         Net Asset         from Net    Dividends
                                           Beginning    Investment   Gain/(Loss) on      Value from        Investment      and
                                           of Period      Income      Investments        Operations          Income    Distributions
                                           -----------------------------------------------------------------------------------------
Managed Value Index:
Primary A
Six months ended 09/30/1998(unaudited)       $11.32       $0.08         $(1.47)            $(1.39)          $(0.04)       $(0.04)
Period ended 03/31/1998*# ............        10.00        0.07           1.31               1.38            (0.06)        (0.06)

Investor A
Six months ended 09/30/1998(unaudited)       $11.32       $0.07         $(1.46)            $(1.39)          $(0.04)       $(0.04)
Period ended 03/31/1998*# ............        10.00        0.05           1.32               1.37            (0.05)        (0.05)

Investor C
Six months ended 09/30/1998(unaudited)       $11.32       $0.05         $(1.46)            $(1.41)          $(0.03)       $(0.03)
Period ended 03/31/1998*# ............        10.00        0.04           1.33               1.37            (0.05)        (0.05)

---------------------
    * Managed Value Index Primary A, Investor A and Investor C Shares commenced operations on November 24, 1997.
    + Annualized.
   ++ Total return represents aggregate total return for the period indicated
      and does not reflect the deduction of any applicable sales charges.
    # Per share net investment income has been calculated using the monthly average share method.
  (a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
  (b) The effect of interest expense on the operating expense ratio was less than 0.01%..


                      See Notes to Financial Statements.
31

NATIONS FUNDS

--------------------------------------------------------------------------------
 Financial Highlights
--------------------------------------------------------------------------------

For a Share outstanding throughout each period.

                                                                                 Ratios to Average Net Assets / Supplemental Data
                                                                               -----------------------------------------------------
                                                                                                            Operating
                                                                                                             Expenses
                                           Net Asset            Net Assets                                    Without
                                             Value                End of                                      Waivers     Portfolio
                                            End of      Total     period       Operating   Net Investment     and/or       Turnover
                                            Period     Return++   ( 000 )       Expenses       Income     reimbursements     Rate
                                           ----------------------------------------------------------------------------------------
Managed Value Index:
Primary A
Six months ended 09/30/1998(unaudited)      $ 9.88     (12.31)%   $ 8,940      0.50%+(a)(b)    1.58%+         1.88%+(a)       43%
Period ended 03/31/1998*# ............       11.32      13.78       7,330      0.50+(a)(b)     1.72+          1.57+(a)         3

Investor A
Six months ended 09/30/1998(unaudited)      $ 9.88     (12.35)%   $ 2,799      0.75%+(a)(b)    1.33%+         2.13%+(a)       43%
Period ended 03/31/1998*# ............       11.32      13.68       2,370      0.75+(a)(b)     1.47+          1.82+(a)         3

Investor C
Six months ended 09/30/1998(unaudited)      $ 9.88     (12.38)%   $     9      1.00%+(a)(b)    1.08%+         2.38%+(a)       43%
Period ended 03/31/1998*# ............       11.32      13.69           4      1.00+(a)(b)     1.22+          2.07+(a)         3

---------------------
    * Managed Value Index Primary A, Investor A and Investor C Shares commenced operations on November 24, 1997.
    + Annualized.
   ++ Total return represents aggregate total return for the period indicated
      and does not reflect the deduction of any applicable sales charges.
   # Per share net investment income has been calculated using the monthly average share method.
  (a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
  (b) The effect of interest expense on the operating expense ratio was less than 0.01%..


                      See Notes to Financial Statements.

NATIONS FUNDS

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------
For a Share outstanding throughout each period.

                                                              Net Realized
                                       Net Assets                 and       Net Increase/    Dividends  Distributions     Total
                                         Value        Net      Unrealized   (Decrease) in     from Net    from Net      Dividends
                                       Beginning  Investment   Gain/(Loss)  Net Asset Value  Investment   Realized         and
                                       of Period    Income   on Investments from Operations    Income   Capital Gains  Distributions
                                      ----------------------------------------------------------------------------------------------
Managed Index:
Primary A
Six months ended 09/30/1998(unaudited)  $17.14   $    0.09     $  (1.41)        $  (1.32)     $  (0.09)    $  (0.15)     $  (0.24)
Year ended 03/31/98 ..................   11.89        0.15         5.42             5.57         (0.17)       (0.15)        (0.32)
Period ended 03/31/97* ...............   10.00        0.15         1.87             2.02         (0.13)          --         (0.13)

Primary B
Six months ended 09/30/1998(unaudited)  $17.11   $    0.06     $  (1.42)        $  (1.36)     $  (0.05)    $  (0.15)     $  (0.20)
Period ended 03/31/98** ..............   14.52        0.14         2.73             2.87         (0.13)       (0.15)        (0.28)

Investor A
Six months ended 09/30/1998(unaudited)  $17.14   $    0.07     $  (1.41)        $  (1.34)     $  (0.07)    $  (0.15)     $  (0.22)
Year ended 03/31/98 ..................   11.89        0.14         5.40             5.54         (0.14)       (0.15)        (0.29)
Period ended 03/31/97* ...............   10.00        0.12         1.89             2.01         (0.12)          --         (0.12)

Investor C
Six months ended 09/30/1998(unaudited)  $17.14   $    0.05     $  (1.41)        $  (1.36)     $  (0.05)    $  (0.15)     $  (0.20)
Year ended 03/31/98 ..................   11.90        0.10         5.39             5.49         (0.10)       (0.15)        (0.25)
Period ended 03/31/97* ...............   10.00        0.11         1.90             2.01         (0.11)          --         (0.11)

---------------------
  * Managed Index Primary A, Investor A and Investor C Shares commenced operations on July 31, 1996.
 ** Managed Index Primary B Shares commenced operations on September 4, 1997
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated
    and does not reflect the deduction of any applicable sales charges.
(a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.



33                    See Notes to Financial Statements.

NATIONS FUNDS

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a Share outstanding throughout each period.

                                                                                Ratios to Average Net Assets / Supplemental Data
                                                                             -------------------------------------------------------
                                                                                                           Operating
                                                                                                            Expenses
                                          Net Asset              Net Assets                                 Without
                                           Value                  End of                                    Waivers        Portfolio
                                           End of      Total      period     Operating  Net Investment      and /or        Turnover
                                           Period     Return++    ( 000 )     Expenses      Income       reimbursements      Rate
                                          ------------------------------------------------------------------------------------------
Managed Index:
Primary A
Six months ended 09/30/1998(unaudited)     $15.58      (7.86)%   $528,014   0.50%+(a)(b)     1.17%+         0.72%+(a)         16%
Year ended 03/31/98 ..................      17.14      47.54      374,504   0.50%(a)(b)      1.26           0.80%(a)          30
Period ended 03/31/97* ...............      11.89      20.22       42,226   0.50%+(a)        1.92+          1.05%+(a)         17

Primary B
Six months ended 09/30/1998(unaudited)     $15.55      (8.08)%         $3   1.00%+(a)        0.67%+         1.32%+(a)         16%
Period ended 03/31/98** .............       17.11      18.24            3   1.00%+(a)(b)     0.76%+         1.30%+(a)         30

Investor A
Six months ended 09/30/1998(unaudited)     $15.58      (7.96)%    $30,058   0.75%+(a)(b)     0.92%+         0.97%+(a)         16%
Year ended 03/31/98 ..................      17.14      47.21       25,447   0.75%(a)(b)      1.01%          1.05%(a)          30
Period ended 03/31/97* ...............      11.89      20.12        3,038   0.75%+(a)        1.67+          1.30%+(a)         17

Investor C
Six months ended 09/30/1998(unaudited)     $15.58      (8.07)%     $4,029   1.00%+(a)(b)     0.67%+         1.22%+(a)         16%
Year ended 03/31/98 ..................      17.14      46.71        4,284   1.00%(a)(b)      0.76%          1.30%(a)          30%
Period ended 03/31/97* ...............      11.90      20.11           83   1.00%+(a)        1.42+          1.55%+(a)         17

------------------------------
  * Managed Index Primary A, Investor A and Investor C Shares commenced operations on July 31, 1996.
 ** Managed Index Primary B Shares commenced operations on September 4, 1997
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated
    and does not reflect the deduction of any applicable sales charges.
(a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%..



                      See Notes to Financial Statements.                      34

NATIONS FUNDS

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a Share outstanding throughout each period.


                                                                      Net Realized
                                          Net Assets                      and         Net Increase/      Dividends     Distributions
                                            Value          Net         Unrealized     (Decrease) in      from Net        from Net
                                          Beginning    Investment      Gain/(Loss)   Net Asset Value    Investment       Realized
                                          of Period      Income      on Investments  from Operations      Income      Capital Gains
                                          ------------------------------------------------------------------------------------------

Managed SmallCap Value Index:
Primary A
Six months ended 09/30/1998(unaudited)     $11.46        $0.03          $(2.48)          $(2.45)          $(0.04)        $(0.12)
Period ended 03/31/1998* .............      10.00         0.03            1.46             1.49            (0.03)          --

Investor A
Six months ended 09/30/1998(unaudited)     $11.46        $0.02          $(2.48)          $(2.46)          $(0.03)        $(0.12)
Period ended 03/31/1998* .............      10.00         0.02            1.46             1.48            (0.02)          --

Investor C
Six months ended 09/30/1998(unaudited)     $11.46        $0.01          $(2.48)          $(2.47)          $(0.02)        $(0.12)
Period ended 03/31/1998* .............      10.00         0.01            1.46             1.47            (0.01)          --


                                                  Total
                                                Dividends
                                                   and
                                              Distributions
                                              -------------
Managed SmallCap Value Index:
Primary A
Six months ended 09/30/1998(unaudited)           $(0.16)
Period ended 03/31/1998* .............            (0.03)

Investor A
Six months ended 09/30/1998(unaudited)           $(0.15)
Period ended 03/31/1998* .............            (0.02)

Investor C
Six months ended 09/30/1998(unaudited)           $(0.14)
Period ended 03/31/1998* .............            (0.01)

------------------------
* Managed SmallCap Value Primary A, Investor A and Investor C Shares commenced operations on November 24, 1997.
+    Annualized.
++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
(a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       See Notes to Financial Statements.

NATIONS FUNDS

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------


                                                                               Ratios to Average Net Assets/Supplemental Data
                                                                          ---------------------------------------------------------
                                                                                                            Operating
                                                                                                            Expenses
                                        Net Asset             Net Assets                                     Without
                                          Value                 End of                                       Waivers      Portfolio
                                         End of     Total       period     Operating     Net Investment       and/or      Turnover
                                         Period    Return++      (000)     Expenses          Income       reimbursements    Rate
                                        -------------------------------------------------------------------------------------------
Managed SmallCap Value Index:
Primary A
Six months ended 09/30/1998(unaudited)   $ 8.85    (21.66)%     $2,510    0.50%+(a)(b)        0.74%+         4.33%+(a)       81%
Period ended 03/31/1998* .............    11.46     14.88        2,106    0.50+(a)(b)         0.78+          2.17+(a)        30%

Investor A
Six months ended 09/30/1998(unaudited)   $ 8.85    (21.75)%     $2,382    0.75%+(a)(b)        0.49%+         4.58%+(a)       81%
Period ended 03/31/1998* .............    11.46     14.79        1,859    0.75+(a)(b)         0.53+          2.42+(a)        30%

Investor C
Six months ended 09/30/1998(unaudited)
Period ended 03/31/1998* .............   $ 8.85    (21.82)%        $83    1.00%+(a)(b)        0.24%+         4.83%+(a)       81%
                                          11.46     14.71           16    1.00+(a)(b)         0.28+          2.67+(a)        30%



                       See Notes to Financial Statements.

NATIONS  FUNDS


--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a Share outstanding throughout each period.


                                                             Net Realized   Net Increase/
                                       Net Asset                  and       (Decrease) in    Dividends   Distributions     Total
                                         Value       Net      Unrealized      Net Asset      from Net      from Net      Dividends
                                       Beginning  Investment  Gain/(Loss)    Value from     Investment     Realized         and
                                       of Period    Income    Investments    Operations       Income    Capital Gains  Distributions
------------------------------------------------------------------------------------------------------------------------------------

Managed SmallCap Index:
Primary A
Six months ended 09/30/1998(unaudited)  $14.10       $0.03      $(3.31)        $(3.28)        $(0.03)       $(0.14)       $(0.17)
Year ended 03/31/1998.................    9.83        0.06        4.58           4.64          (0.06)        (0.31)        (0.37)
Period ended 03/31/1997*..............   10.00        0.03       (0.17)         (0.14)         (0.03)         --           (0.03)

Primary B
Six months ended 09/30/1998(unaudited)  $14.09       $0.03      $(3.34)        $(3.31)          --          $(0.14)       $(0.14)
Year ended 03/31/1998.................    9.83        0.00        4.58           4.58         $(0.01)        (0.31)        (0.32)
Period ended 03/31/1997*..............   10.00        0.02       (0.17)         (0.15)         (0.02)         --           (0.02)

Investor A
Six months ended 09/30/1998(unaudited)  $14.08       $0.04      $(3.33)        $(3.29)        $(0.01)       $(0.14)       $(0.15)
Year ended 03/31/1998.................    9.82        0.03        4.57           4.60          (0.03)        (0.31)        (0.34)
Period ended 03/31/1997*..............   10.00        0.03       (0.18)         (0.15)         (0.03)         --           (0.03)

Investor C
Six months ended 09/30/1998(unaudited)  $14.09       $0.01      $(3.32)        $(3.31)          --          $(0.14)       $(0.14)
Year ended 03/31/1998.................    9.83        0.01        4.58           4.59         $(0.02)        (0.31)        (0.33)
Period ended 03/31/1997*..............   10.00        0.03       (0.17)         (0.14)         (0.03)         --           (0.03)


----------------------
  * Managed SmallCap Index Primary A, Primary B, Investor A and Investor C Shares commenced operations on October 15, 1996.
  +  Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
(a) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(b) The effect of interest expense on the operating expense ratio was less than 0.01%.

37                       See Notes to Financial Statements.

NATIONS FUNDS

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------


                                                                                  Ratios to Average Net Assets/Supplemental Data
                                                                               -----------------------------------------------------

                                                                                                              Operating
                                                                                                               Expenses
                                          Net Asset              Net Assets                                   Without
                                            Value                  End of                                     Waivers      Portfolio
                                           End of     Total        period      Operating    Net Investment     and/or      Turnover
                                           Period    Return++      (000)       Expenses         Income     reimbursements    Rate
                                          ------------------------------------------------------------------------------------------

Managed SmallCap Index:
Primary A
Six months ended 09/30/1998(unaudited)     $10.65     (23.51)%   $ 182,202    0.50%+(a)(b)       0.61%+        0.81%+(a)     31%
Year ended 03/31/1998.................      14.10      47.71       102,437    0.50(a)(b)         0.52          1.02(a)       62
Period ended 03/31/1997*..............       9.83      (1.37)       40,851    0.50+              1.05+         1.21+         18

Primary B
Six months ended 09/30/1998(unaudited)     $10.64     (23.70)%   $     154    1.00%+(a)(b)       0.11%+        1.41%+(a)     31%
Year ended 03/31/1998.................      14.09      47.04           160    1.00(a)(b)         0.02          1.52(a)       62
Period ended 03/31/1997*..............       9.83      (1.51)           86    1.00+              0.55+         1.71+         18

Investor A
Six months ended 09/30/1998(unaudited)     $10.64     (23.57)%   $   9,147    0.75%+(a)(b)       0.36%+        1.06%+(a)     31%
Year ended 03/31/1998.................      14.08      47.35        13,768    0.75(a)(b)         0.27          1.27(a)       62
Period ended 03/31/1997*..............       9.82      (1.52)          334    0.75+              0.80+         1.46+         18

Investor C
Six months ended 09/30/1998(unaudited)     $10.64     (23.72)%   $     821    1.00%+(a)(b)       0.11%+        1.31%+(a)     31%
Year ended 03/31/1998.................      14.09      47.10           524    1.00(a)(b)         0.02          1.52(a)       62
Period ended 03/31/1997*..............       9.83      (1.46)           19    1.00+              0.55+         1.71+         18


                       See Notes to Financial Statements.

NATIONS FUNDS

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------


Nations Fund Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At September 30, 1998, the Trust offered thirty-seven separate portfolios. These financial statements pertain only to the four managed index portfolios of the Trust (each a "Fund" and collectively, the "Funds"). Financial statements for the other portfolios of the Trust are presented under separate cover. Managed Index and Managed SmallCap Index currently offer four classes of shares: Primary A Shares, Primary B Shares, Investor A Shares and Investor C Shares. Managed SmallCap Value Index and Managed Value Index offer three classes of shares:
Primary A Shares, Investor A Shares, and Investor C Shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to its class and separate voting rights on matters in which the interests of one class of shares differ from the interests of any other class.

1.   SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities Valuation: Securities which are traded on a recognized exchange or on NASDAQ are valued at the last sales price on the exchange or market on which such securities are primarily traded. Securities traded only over-the-counter are valued at the closing bid prices or, if no sale occurred on such day, at the mean of the current bid and asked prices. Restricted securities, securities for which market quotations are not readily available, and certain other assets are valued by the investment advisor under the supervision of the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost.

Futures Contracts: Each Fund may invest in futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract. The Fund recognizes a realized gain or loss when the contract is closed, equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

Risks arise in the possible movement of the securities or indices underlying those investments. Risks also include the possibility that there may not be a liquid secondary market for these contracts, that a change in the value of the contract may not correlate with changes in the value of the underlying securities or that the counterparty to a contract may default on its obligation to perform.

Securities Transactions and Investment Income: Securities transactions are accounted for on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income is recorded on ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its classes based upon the relative net assets of each class of shares.

Dividends and Distributions to Shareholders: Distributions from net investment income are declared and paid each month by the Managed Index Fund; all other Funds declare and pay distributions each calander quarter.

Each Fund will distribute net realized capital gains (including net short-term capital gains), annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions on a Fund level are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

Federal Income Tax: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for Federal income or excise taxes.

Expenses: General expenses of the Trust are allocated to the

NATIONS FUNDS


--------------------------------------------------------------------------------
Notes to Financial Statements  (continued)
--------------------------------------------------------------------------------


Funds based upon relative net assets. Expenses directly attributable to a Fund or class of shares are charged to such Fund or class. Expenses not directly attributable to the operations of any class of shares are prorated based on the relative net assets of each class. The Funds bear all costs in connection with their organization, including the fees and expenses of registering and qualifying their shares for distribution under Federal and state securities regulations. All such costs are being amortized on a straight-line basis over a period of five years from commencement of operations.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

The Trust has entered into an investment advisory agreement (the "Investment Advisory Agreement") with NationsBanc Advisors, Inc. ("NBAI") pursuant to which NBAI provides investment advisory services to the Funds. Under this Investment Advisory Agreement, NBAI is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.50% of each Fund's average daily net assets.

The Trust has entered into a sub-advisory agreement with NBAI and TradeStreet Investment Associates, Inc. ("TradeStreet"), a wholly-owned subsidiary of NationsBank, N.A. ("NationsBank"), pursuant to which TradeStreet is entitled to receive a fee from NBAI at the annual rate of 0.10% of each Fund's average daily net assets.

Stephens, Inc. ("Stephens") serves as the administrator of the Trust. First Data Investor Services Group, Inc. ("First Data"), a wholly-owned subsidiary of First Data Corporation, serves as co-administrator. Stephens and First Data are entitled to receive a combined fee, computed daily and paid monthly, at the annual rate of 0.10% of average daily net assets of each Fund. NBAI is the sub-administrator of the Trust pursuant to an agreement with Stephens. For the six months ended September 30, 1998, Stephens earned $272,000 from the Funds for its administration services, of which $38,000 was paid to NBAI for its services as sub-administrator.

The investment advisor, sub-advisor and administrator may, from time to time, voluntarily reduce their fees payable by each Fund. For the six months ended September 30, 1998, the fee waivers and reimbursements were as follows:

                           Fees Waived    Expenses Reimbursed
                           by Advisor         by Advisor
                             (000)              (000)
                        ---------------------------------------

Managed Value Index ..     $    29             $    51
Managed Index ........         617                  --
Managed SmallCap
   Value Index .......          63                  22
Managed SmallCap Index         282                  14

NationsBank of Texas, N.A. ("NationsBank of Texas") served as the custodian of the Trust's assets until it merged with NationsBank on May 6, 1998. NationsBank began serving as custodian for the Trust's assets on that date and provided the same services as were previously provided by NationsBank of Texas. For the six months ended September 30, 1998, NationsBank of Texas and NationsBank earned $2,000 and $10,000 respectively, for providing such services. The Bank of New York ("BNY") has entered into agreements with each of the Funds and NationsBank, whereby BNY serves as sub-custodian for the Funds. For the six months ended September 30, 1998, expenses of the Funds were reduced by $2,000 under expense offset arrangements with BNY. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

First Data also serves as the transfer agent for the Funds' shares. NationsBank of Texas served as the sub-transfer agent for the Primary Shares of the Funds until it merged with NationsBank on May 6, 1998. NationsBank began serving as the sub-transfer agent for the Primary Shares of the Funds on that date and is providing the same services as were previously provided by NationsBank of Texas. For the six months ended September 30, 1998, NationsBank of Texas and NationsBank earned approximately $2,000 and $8,000 respectively, for providing such services.

Stephens also serves as distributor of the Funds' shares. For the six months ended September 30, 1998, the Funds were informed that the distributor received less than $500 in contingent deferred sales charges from shares which were subject to such charges. A substantial portion of these fees are paid to affiliates of NationsBank and NBAI.

NATIONS FUNDS


--------------------------------------------------------------------------------
Notes to Financial Statements  (continued)
--------------------------------------------------------------------------------


The Trust pays each unaffiliated Trustee an annual fee of $1,000 ($3,000 for the Chairman of the Board), plus $500 per Fund and an additional $1,000 for each in-person board meeting, and $500 for each telephonic board meeting attended. The Trust also reimburses expenses incurred by each unaffiliated Trustee in attending such meetings.

The Trust's eligible Trustees may participate in non-qualified deferred compensation and retirement plans which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on each plan participant's deferral account is tied to the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, to the rate of return of Nations Treasury Fund, a portfolio of Nations Fund, Inc. The expense for the deferred compensation and retirement plans is included in "Trustees' fees and expenses" in the Statements of Operations.

Certain of the Funds have made daily investments of cash balances in Nations Cash Reserves, a portfolio of Nations Institutional Reserves, pursuant to an exemptive order received from the Securities and Exchange Commission. For the six months ended September 30, 1998, the Funds earned $350,000 in the aggregate from such investments.

A significant portion of each Fund's Primary A Shares represent investments by fiduciary accounts over which NationsBank has either sole or joint investment discretion.

On September 30, 1998, NationsBank Corporation, the parent company of NationsBank, merged into BankAmerica Corporation.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

The Trust has adopted a shareholder administration plan for Primary B Shares of each Fund and shareholder servicing and distribution plans for the Investor A and Investor C Shares of each Fund. The administration plan permits the Funds to compensate institutions for shareholder administration services provided to their customers that own Primary B Shares. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the distributor (and for Investor A Shares, the distributor and/or selling agents) for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate, as a percentage of average daily net assets set from time to time by the Board of Trustees, and are charged as expenses of each Fund directly to the applicable class. A substantial portion of the expenses pursuant to these plans is paid to affiliates of NationsBank and NBAI.

At September 30, 1998, the current rates and plan limits in effect, as a percentage of average daily net assets, were as follows:
                                                                Plan
                                              Current Rate      Limit
                                           -------------------------------

Primary B Administrator Plan .......             0.50%          0.60%
Investor A Sharehoder Servicing and
  Distribution Plan ................             0.25%          0.25%
Investor C Sharehoder Servicing Plan             0.25%          0.25%
Investor C Distribution Plan .......             0.25%          0.25%

4.   PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, for the six months ended September 30, 1998, were as follows:

                                    Purchases           Sales
                                      (000)             (000)
                                   -------------------------------

Managed Value Index .......         $   8,802         $   4,734
Managed Index .............           287,290            84,710
Managed SmallCapValue Index             5,860             3,529
Managed SmallCap Index ....           182,350            54,922

There were no purchases or sales of long-term U.S. government securities for the six months ended September 30, 1998.

5.   FUTURES CONTRACTS

At September 30, 1998, the following Fund had futures contracts open:

                                    Aggregate                      Unrealized
                        Number of   Face Value       Expiration  (depreciation)
Portfolio Purchases     Contracts     (000)             Date         (000)
-------------------------------------------------------------------------------
Managed Index              10         2,601         December 1998    (36)

6.       SHARES OF BENEFICIAL INTEREST

As of September 30, 1998, an unlimited number of shares of beneficial interest without par value were authorized for the Trust. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized, but unissued shares into one or more additional classes or series of shares. See Schedule of Capital Stock Activity.

NATIONS FUNDS


--------------------------------------------------------------------------------
Notes to Financial Statements  (continued)
--------------------------------------------------------------------------------


7.   LINE OF CREDIT

The Trust participates in an uncommitted line of credit provided by BNY under an agreement (the "Agreement") dated July 10, 1998. Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at the Federal funds rate plus 0.50% on an annualized basis. Each participating Fund maintains a ratio of no less than 4 to 1 net assets (not including funds borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement.

For the six months ended September 30, 1998, borrowing by the Funds, under the Agreements, was as follows:

                        Average                         Average        Average
                         Amount         Average          Debt         Interest
                       Outstanding      Shares         Per Share        Rate
      Fund               (000)          (000)            (000)          (000)
--------------------------------------------------------------------------------
Managed SmallCap
Value Index ...        $   24             443             0.06          6.04%
Managed SmallCap
Index ..........          130          15,580             0.01          6.02%

The average amount outstanding was calculated based on daily balances in the period.

8.   SECURITIES LENDING

Under an agreement with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash, in an amount at least equal to the market value of the securities. The cash collateral received is invested in Nations Cash Reserves, a portfolio of Nations Institutional Reserves. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Fund. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. The Fund bears the risk of loss with respect to the investment of collateral.

At September 30, 1998, the following Funds had securities on loan:

                            Market Value of      Market Value
                           Loaned Securities     of Collateral
        Fund                     (000)              (000)
-------------------------------------------------------------------

Managed Index ..............    $16,869            $18,070
Managed SmallCap Index .....      8,555              8,949

9.   REORGANIZATIONS

On November 12, 1997, Managed Index ("Acquiring Fund"), acquired the assets of Equity Index/Enhanced Market Fund, a common trust fund managed by NationsBank ("Acquired Fund") in a tax-free reorganization in exchange for shares of the Acquiring Fund. The number and value of shares issued by the Acquiring Fund are presented in the Schedule of Capital Stock Activity. Net assets and unrealized appreciation as of the conversion date were as follows:

                                         Total Net Assets      Acquired Fund
Total Net Assets    Total Net Assets     Of Aquiring Fund       Unrealized
 of Aquired Fund    of Aquiring Fund     After Aquisition      Appreciation
--------------------------------------------------------------------------------
  $    137,455       $     111,269        $    248,724          $    73,337

10.  SUBSEQUENT EVENTS

Effective October 19, 1998, BNY began serving as the custodian for the Trust's assets and is providing the same services as were previously provided by NationsBank. There no longer is a sub-custodian for the Trust.

On November 5, 1998, the Trust's Board of Trustees approved changes in the Trust's administration arrangements whereby NBAI and Stephens Inc. will each serve as co-administrators of the Trust, and BNY will serve as the sub-administrator of the Trust under an agreement with the Trust and NBAI. These changes, which will become effective for the Funds in the first quarter of 1999, will reflect an increase in the overall administration fees paid by the Funds.

                            [GRAPHIC APPEARS HERE]

[LOGO OF NATIONS FUNDS APPEARS HERE]                                 BULK RATE
                                                                   U.S. POSTAGE
P.O. Box 32602                                                         PAID
Charlotte, NC 28234-4602                                           N READING, MA
Toll Free 1-800-982-2271                                             PERMIT NO.
                                                                        105